UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Semiannual Report June 30, 2007

EATON VANCE
AMT-FREE
MUNICIPAL
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

INVESTMENT UPDATE

Performance for the Six Months Ended June 30, 2007

•      The Fund’s Class A shares had a total return of -0.88% for the six months ended June 30, 2007.(1) This return was the result of a decrease in net asset value (NAV) per share to $9.87 on June 30, 2007, from $10.16 on December 31, 2006, and the reinvestment of $0.203 in dividends.(2)

•      The Fund’s Class B shares had a total return of -1.37% for the same period.(1) This return was the result of a decrease in NAV per share to $9.80 on June 30, 2007, from $10.10 on December 31, 2006, and the reinvestment of $0.164 in dividends.(2)

•      The Fund’s Class C shares had a total return of -1.27% for the same period.(1) This return was the result of a decrease in NAV per share to $9.81 on June 30, 2007, from $10.10 on December 31, 2006, and the reinvestment of $0.164 in dividends.(2)

•      The Fund’s Class I shares had a total return of -0.79% for the same period.(1) This return was the result of a decrease in net asset value (NAV) per share to $10.78 on June 30, 2007, from $11.10 on December 31, 2006, and the reinvestment of $0.235 in dividends.(2)

Economic and Market Conditions

Second quarter economic growth rose 3.4%, following the 0.6% growth rate achieved in the first quarter of 2007. The housing sector continued to struggle, with the subprime sector experiencing continuing pressure, and short-term variable rate mortgages resetting higher. Building permits and housing starts have both fallen significantly from their highs in early 2006, while sales of new and existing homes both peaked in 2005. Other than housing and autos, the economy appears to be slowing, but in a somewhat controlled manner.

Inflation measures have remained somewhat elevated on an absolute level, while core inflation measures (less food and energy) are fairly well contained. With this backdrop, the Federal Reserve (the Fed) is in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At June 30, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply rose during the first half of 2007, resulting in underperformance of the municipal sector. On June 30, 2007, long-term AAA-rated municipal bonds yielded 92% of yields on U.S. Treasury bonds with similar maturities.(3)

For the six months ended June 30, 2007, the Lehman Brothers Municipal Bond Index(4) (the “Index”), an unmanaged market index of municipal bonds, posted a gain of 0.14%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,(4) see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

The Fund somewhat underperformed its benchmark during the six-month period. As yields rose dramatically in May and June, the bond market downplayed the possibility of a rate cut by the Fed, and the yield curve steepened in the process. Municipal bonds traded off, as municipal brokers and dealers were faced with large supply and a flight to Treasury quality took hold. In addition, credit spreads remained relatively tight, while high quality bonds underperformed.

Management believes that the sharp increase in yields has provided opportunities to effect swaps in the cash market to realize capital losses in the Fund. These bond swaps have allowed the Fund to add additional value by buying attractive bonds in underperforming coupons and sectors, and to increase tax-exempt income.

Eaton Vance AMT-Free Municipal Bond Fund Class A was ranked #8 (of 236 funds in the Lipper General Municipal Debt Funds Classification) for the year ended June 30, 2007, #10 (of 221 funds) for 3 years, and #10 (of 207 funds) for 5 years. Rankings are based on the percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Source: Lipper, Inc.

(1)   These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I shares are offered to certain investors at net asset value. If sales charges were deducted, the returns would be lower.

(2)   A portion of the Fund’s income may be subject to federal income tax; income may be subject to state and local taxes.

(3)   Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

(4)   It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance as of 6/30/07(1)

	Class A	Class B	Class C	Class I
Share Class Symbol	ETMBX	EBMBX	ECMBX	EVMBX
Average Annual Total Returns (at net asset value)
Six Months	-0.88%	-1.37%	-1.27%	-0.79%
One Year	6.02	5.13	5.24	6.22
Five Years	5.76	5.00	N.A.	6.03
Ten Years	N.A.	N.A.	N.A.	6.09
Life of Fund†	5.20	4.33	4.27	7.11
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-5.62%	-6.23%	-2.25%	-0.79%
One Year	1.02	0.13	4.24	6.22
Five Years	4.74	4.67	N.A.	6.03
Ten Years	N.A.	N.A.	N.A.	6.09
Life of Fund†	4.67	4.33	4.27	7.11

†  Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class C: 5/2/06; Class I: 3/16/78.

Total Annual
Operating Expenses (2)*

Class A	Class B	Class C	Class I
1.24%	1.99%	1.98%	0.99%

*  From the Fund’s Prospectus dated 5/1/07, as supplemented 6/27/07.

Distribution rates/Yields

	Class A	Class B	Class C	Class I

Distribution Rate(3)	4.10%	3.34%	3.33%	4.35%
Taxable-Equivalent Distribution Rate (3),(4)	6.31	5.14	5.12	6.69
SEC 30-day Yield (5)	3.80	3.24	3.24	4.24
Taxable-Equivalent SEC 30-day Yield (4),(5)	5.85	4.98	4.98	6.52

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

Six Months	0.14%
One Year	4.69
Five Years	4.61
Ten Years	5.44

Lipper averages(7)

Lipper General Municipal Debt Funds Classification – Average Annual Total Returns

Six Months	-0.16%
One Year	4.12
Five Years	4.02
Ten Years	4.58

Portfolio Manager: Cynthia J. Clemson

Rating Distribution**(8),(9)

By total investments

**  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at June 30, 2007 is as follows, and the average rating is AA-:

AAA	52.3%
AA	18.6%
A	11.8%
BBB	7.8%
BB	0.5%
B	0.3%
CCC	0.6%
Non-Rated	8.1%

Fund Statistics(9),(10)

•Number of Issues:	215
•Average Maturity:	23.7 years
•Average Effective Maturity:	15.6 years
•Average Call Protection:	10.4 years
•Average Dollar Price:	$95.93

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

(1)

Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I shares are offered to certain investors at net asset value. If sales charges were included, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are not subject to sales charge.

(2)

Includes interest expense of 0.39% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligation underlying such transactions, and, as a result, net asset value and performance have not been affected by this expense.

(3)	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4)	Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent rates.

(5)	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6)

It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(7)

The Lipper returns are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 237, 236, 207, and 130 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(8)	As of 6/30/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9)	Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

(10)	As of 6/30/07. Portfolio holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements.

2

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

FUND EXPENSES

Example:  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance AMT-Free Municipal Bond Fund

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$991.20	$5.83
Class B	$1,000.00	$986.30	$9.55
Class C	$1,000.00	$987.30	$9.46
Class I	$1,000.00	$992.10	$4.59
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91
Class B	$1,000.00	$1,015.20	$9.69
Class C	$1,000.00	$1,015.30	$9.59
Class I	$1,000.00	$1,020.20	$4.66

* Expenses are equal to the Fund's annualized expense ratio of 1.18% for Class A shares, 1.94% for Class B shares, 1.92% for Class C shares, and 0.93% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006.

3

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.1%
Principal Amount (000's omitted)	Security	Value
Education — 6.4%
$15,000	Houston, TX, Higher Educational Finance Revenue, (Rice University), 4.50%, 11/15/37	$14,249,250
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,456,579
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	2,590,300
16,000	New Jersey Educational Facility Authority, (Princeton University), 4.50%, 7/1/37	15,575,840
1,810	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/32	1,684,639
4,835	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,423,735
1,750	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 5.93%, 10/1/29(1)(2)	1,862,962
10,000	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	10,241,200
		$52,084,505
Electric Utilities — 3.8%
$2,100	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$2,120,244
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,291,350
3,595	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.05%, 7/1/37(1)(3)(10)	3,846,578
1,205	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.055%, 7/1/25(1)(3)(10)	1,309,690
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	2,068,332
4,500	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31(4)	4,606,425
4,500	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/31(4)	4,606,425
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,099,260
4,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	4,397,036
		$30,345,340
Escrowed / Prerefunded — 5.2%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,280,290
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(1)	1,807,305
770	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), Prerefunded to 10/1/07, 7.75%, 4/1/19	796,057

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$14,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	$6,902,140
10,000	Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	6,304,400
1,180	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,224,097
1,500	Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	1,606,740
1,000	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,022,040
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(5)	5,807,175
434	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28(4)	463,556
1,380	North Miami, FL, Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33(8)	1,467,299
2,500	San Joaquin Hills Transportation Corridor Agency, CA, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	1,916,200
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,091,980
625	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	688,244
375	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	412,946
3,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39(4)	3,431,940
1,620	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	1,727,552
		$41,949,961
General Obligations — 7.7%
$21,000	California, 4.50%, 8/1/30	$19,951,260
3,000	California, 5.25%, 2/1/33	3,121,230
2,380	California, 5.50%, 11/1/33	2,540,936
4,365	Georgia, 1.00%, 3/1/26	2,408,214
5,000	Harlandale, TX, Independent School District, 4.75%, 8/15/40	4,921,750
6,190	New York, NY, 4.25%, 1/1/28	5,761,900
5,405	New York, NY, 5.00%, 6/1/30	5,565,420
4,741	New York, NY, 5.25%, 6/1/28(4)	4,955,514
4,000	South Carolina, 3.25%, 8/1/30	3,204,960
10,000	Texas, 4.50%, 4/1/33	9,579,900
		$62,011,084

See notes to financial statements
4

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 0.5%
$200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$213,338
115	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	122,669
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	106,669
1,340	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(1)	1,370,244
1,595	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(1)	1,631,381
398	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(1)	409,095
		$3,853,396
Hospital — 17.6%
$5,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$5,645,472
2,500	California Health Facilities Financing Authority, (Kaiser Foundation Health Plan), 5.00%, 4/1/37	2,512,125
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,019,600
3,080	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,097,002
7,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	7,156,030
500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	502,965
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,080,281
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,022,310
980	Chautauqua County, NY, Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	1,021,091
5,875	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	5,852,557
470	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	466,785
1,000	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/39	991,300
24,570	Jacksonville, FL, Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	24,876,142

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$3,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	$590,460
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,626,979
800	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation Project), 5.50%, 5/15/32	827,512
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,292,428
7,630	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	7,679,442
5,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,001,550
10,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	10,106,300
7,710	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(4)	7,768,981
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,601,428
265	Prince George's County, MD, (Greater Southeast Healthcare System), 6.20%, 1/1/08(6)	8,798
1,030	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(6)	34,196
2,270	Rochester, MN, Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27(4)	2,319,883
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,095,886
10,000	South Miami, FL, Health Facility Authority Hospital Revenue, (Baptist Health), 5.00%, 8/15/42	10,074,500
1,375	Tangipahoa Parish, LA, Hospital Service District No.1, (North Oaks Medical Center), 5.00%, 2/1/30	1,380,101
11,750	Tarrant County, TX, Cultural Education Finance Revenue, 5.00%, 2/15/36	11,870,085
7,245	Tarrant County, TX, Cultural Education Finance Revenue, 5.00%, 11/15/42	7,288,325
12,620	Tarrant County, TX, Cultural Education Finance Revenue, 5.00%, 11/15/47	12,650,667
		$142,461,181
Housing — 1.1%
$1,000	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$996,380
1,020	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	1,012,952
1,300	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	1,443,104
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,635,000
1,265	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,328,794
1,085	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	1,111,626

See notes to financial statements
5

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Housing (continued)
$285	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/07(6)	$278,160
		$8,806,016
Industrial Development Revenue — 5.6%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$3,472,560
5,000	Chicago, IL, O'Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	4,995,200
945	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	964,968
5,680	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	6,170,070
6,495	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(4)	7,055,432
2,500	Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14	2,806,175
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,452,376
17,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	17,332,666
		$45,249,447
Insured-Education — 4.3%
$8,000	Alabama State University, (XLCA), 4.625%, 8/1/36	$7,787,520
1,620	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 4.50%, 4/1/36	1,533,654
17,660	College Charleston, SC, Higher Education Facility Revenue, (XLCA), 4.50%, 4/1/37(7)	16,783,887
3,130	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	3,000,668
1,495	University of California, (MBIA), 4.75%, 5/15/37	1,502,325
2,105	University of North Texas, (MBIA), 4.50%, 4/15/36	1,993,056
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31(8)	1,946,787
		$34,547,897
Insured-Electric Utilities — 1.6%
$2,000	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$2,098,920
5,000	Lakeland, FL, Energy System, (XLCA), 4.75%, 10/1/36	4,980,050
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	1,027,045
5,000	Omaha, NE, Public Power District, (FGIC), 4.75%, 2/1/36	5,019,050
		$13,125,065
Insured-Escrowed / Prerefunded — 0.6%
$4,500	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 1/1/30(4)	$4,671,930
		$4,671,930

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 8.5%
$5,550	Beaverton, OR, School District, (FSA), 4.125%, 6/1/26(8)	$5,169,214
2,250	California, (AMBAC), 5.00%, 2/1/28(4)	2,423,558
1,320	California, (AMBAC), Variable Rate, 9.09%, 5/1/26(1)(3)	1,548,070
5,400	Connecticut, (AMBAC), 5.25%, 6/1/19(4)	5,919,372
10,000	District of Columbia, (FGIC), Variable Rate, 6.438%, 6/1/33(1)(3)	10,000,200
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	4,262,500
2,500	Georgia, (MBIA), 2.00%, 9/1/24	1,735,200
1,590	Harrisonburg, VA, (FSA), 4.25%, 2/1/33	1,480,719
1,875	Jackson County, OR, School District No. 549C, (FSA), 4.50%, 12/15/31	1,814,963
3,835	McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	3,507,108
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,295,260
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,652,558
2,500	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	2,287,125
1,895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	1,449,258
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,599,700
21,820	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	20,823,481
		$68,968,286
Insured-Hospital — 3.2%
$19,730	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36(8)	$18,672,472
3,780	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38(4)	4,180,907
2,400	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38(4)	2,654,544
		$25,507,923
Insured-Lease Revenue / Certificates of Participation — 4.1%
$10,000	Anaheim, CA, Public Financing Authority Lease Revenue, (FSA), 0.00%, 9/1/31	$3,066,800
13,545	Greenwood, SC, Fifty Schools Facilities, Inc., (AGC), 4.625%, 12/1/29	13,248,500
14,235	Hudson Yards Infrastructure Corp., NY, (MBIA), 4.50%, 2/15/47	13,487,663
2,145	Jackson County, MO, Leasehold Revenue, (Truman Sports), (AMBAC), 4.50%, 12/1/31	2,072,413
2,400	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,404,216
		$33,279,592

See notes to financial statements
6

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 2.4%
$3,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/35	$3,087,840
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	6,147,960
5,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	5,005,650
4,250	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	4,090,115
1,455	Western Virginia Regional Jail Authority, (MBIA), 4.25%, 6/1/34	1,339,880
		$19,671,445
Insured-Special Tax Revenue — 6.1%
$6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$5,250,780
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	1,977,600
30,165	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	29,991,551
7,265	New York City, NY, Transitional Finance Authority, (FGIC), 4.25%, 1/15/34	6,703,561
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,379,022
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,926,050
		$49,228,564
Insured-Transportation — 7.3%
$4,905	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$4,660,584
1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	1,013,420
7,120	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	1,423,715
20,565	Fairfax County, VA, Economic Development Authority, (Route 28 Project), (MBIA), 4.25%, 4/1/37	18,706,130
7,295	Harris County, TX, Toll Road Senior Lien, (MBIA), 4.50%, 8/15/36	6,936,743
4,050	Metropolitan Transportation Authority, NY, (FGIC), 4.75%, 11/15/37(7)	4,058,019
10,000	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32(7)	9,567,700
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,183,370
1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	1,372,547
2,600	Regional Transportation Authority, IL, (MBIA), 4.50%, 7/1/35	2,482,454
1,535	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	1,349,388
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,245,200
		$58,999,270

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer — 2.4%
$2,740	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/27(8)	$2,575,984
2,960	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.25%, 1/1/29	2,757,418
5,000	Detroit, MI, Water Supply System, (FSA), 5.00%, 7/1/33(8)	5,159,100
570	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	519,965
2,460	Limestone County, AL, Water and Sewer, (XLCA), 4.25%, 12/1/32	2,248,268
2,940	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	2,865,736
3,490	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,235,544
		$19,362,015
Insured-Water Revenue — 2.6%
$19,280	Massachusetts Water Resource Authority, (FSA), 4.50%, 8/1/46	$18,031,427
3,500	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	3,331,160
		$21,362,587
Nursing Home — 0.5%
$1,075	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$1,097,683
1,060	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,061,611
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,064,120
		$4,223,414
Other Revenue — 5.4%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	$1,032,080
2,805	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(1)	2,982,528
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,356,762
3,600	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	3,640,932
3,850	Golden State Tobacco Securitization Corp., CA, 5.125%, 6/1/47	3,766,609
10,000	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33(4)	10,802,800
1,000	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21(1)	1,057,890
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	225,883
6,080	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	5,756,666

See notes to financial statements
7

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$400	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	$398,016
740	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	736,411
150	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	151,488
285	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	287,149
912	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	938,174
8,530	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	1,272,591
2,345	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	2,162,653
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	1,339,367
3,000	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37(4)	3,305,620
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(1)	2,335,269
250	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	251,668
		$43,800,556
Senior Living / Life Care — 2.3%
$335	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	$345,321
1,395	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	1,447,410
3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,287,460
1,750	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,759,572
3,360	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	3,351,566
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,501,920
2,725	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,728,897
1,500	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	1,509,915
1,500	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	1,483,005
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(9)	884,274
		$18,299,340
Special Tax Revenue — 3.1%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,681,100
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	826,628
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,545,414
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,252,813
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,048,950
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,171,120

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	$1,532,220
295	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	295,150
640	Jurupa, CA, Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	646,829
1,415	Lincoln, CA, Public Financing Authority, (Twelve Bridges), 6.20%, 9/2/25	1,475,152
6,300	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34(4)	6,680,300
1,200	New York, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,213,776
2,455	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,442,430
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,075,530
		$24,887,412
Transportation — 0.1%
$1,200	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$1,211,400
		$1,211,400
Water and Sewer — 1.7%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,597,576
7,360	New York, NY, Municipal Finance Authority, 4.75%, 6/15/36	7,362,723
3,750	New York, NY, Municipal Water Finance Authority, 4.75%, 6/15/38	3,746,888
		$13,707,187
Water Revenue — 2.0%
$16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(4)	$16,300,278
		$16,300,278
Total Tax-Exempt Investments — 106.1% (identified cost $853,812,286)		$857,915,091
Other Assets, Less Liabilities — (6.1)%		$(49,544,972)
Net Assets — 100.0%		$808,370,119

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

DRIVERS - Derivative Inverse Tax-Exempt Receipts

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

See notes to financial statements
8

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At June 30, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	14.7%
New York	11.9%
Texas	14.2%
Others, representing less than 10% individually	65.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 40.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 9.5% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $31,193,292 or 3.9% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Defaulted bond.

(7)  When-issued security.

(8)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(9)  Security is in default with respect to principal payments.

(10)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements
9

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at value (identified cost, $853,812,286)	$857,915,091
Cash	503,075
Receivable for investments sold	28,786,767
Receivable for Fund shares sold	5,327,909
Interest receivable	9,794,715
Receivable for open interest rate swap contracts	949,994
Total assets	$903,277,551
Liabilities
Payable for floating rate notes issued	$57,275,000
Payable for investments purchased	2,188,820
Payable for when-issued securities	30,235,978
Payable for daily variation margin on open financial futures contracts	1,499,625
Payable for open interest rate swap contracts	524,090
Dividends payable	1,058,170
Payable for Fund shares redeemed	688,302
Interest expense and fees payable	654,118
Payable to affiliate for distribution and service fees	403,714
Payable to affiliate for investment advisory fee	282,478
Payable to affiliate for Trustees' fees	4,894
Accrued expenses	92,243
Total liabilities	$94,907,432
Net assets	$808,370,119
Sources of Net Assets
Paid-in capital	$806,434,033
Accumulated net realized loss (computed on the basis of identified cost)	(5,062,614)
Accumulated undistributed net investment income	346,909
Net unrealized appreciation (computed on the basis of identified cost)	6,651,791
Total	$808,370,119
Class A Shares
Net Assets	$552,500,241
Shares Outstanding	55,984,533
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.87
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.87)	$10.36
Class B Shares
Net Assets	$42,127,632
Shares Outstanding	4,296,919
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.80
Class C Shares
Net Assets	$28,294,181
Shares Outstanding	2,883,449
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.81
Class I Shares
Net Assets	$185,448,065
Shares Outstanding	17,196,840
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.78

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest	$18,273,618
Total investment income	$18,273,618
Expenses
Investment adviser fee	$1,511,051
Trustees' fees and expenses	10,299
Distribution and service fees
Class A	603,955
Class B	219,525
Class C	89,061
Custodian fee	134,725
Transfer and dividend disbursing agent fees	93,540
Legal and accounting services	52,611
Registration fees	47,389
Printing and postage	19,174
Interest expense and fees	1,350,053
Miscellaneous	25,753
Total expenses	$4,157,136
Deduct — Reduction of custodian fee	$97,320
Total expense reductions	$97,320
Net expenses	$4,059,816
Net investment income	$14,213,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(3,107,248)
Financial futures contracts	6,625,009
Net realized gain	$3,517,761
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(25,823,096)
Financial futures contracts	(880,512)
Interest rate swap contracts	358,944
Net change in unrealized appreciation (depreciation)	$(26,344,664)
Net realized and unrealized loss	$(22,826,903)
Net decrease in net assets from operations	$(8,613,101)

See notes to financial statements
10

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$14,213,802	$17,623,444
Net realized gain from investment transactions and financial futures contracts	3,517,761	2,352,546
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, and interest rate swap contracts	(26,344,664)	13,128,939
Net increase (decrease) in net assets from operations	$(8,613,101)	$33,104,929
Distributions to shareholders — From net investment income
Class A	$(9,772,317)	$(11,723,813)
Class B	(722,921)	(1,672,393)
Class C	(287,149)	(50,773)
Class I	(3,203,215)	(3,867,812)
Total distributions to shareholders	$(13,985,602)	$(17,314,791)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$208,355,192	$231,445,151
Class B	1,555,918	3,232,090
Class C	21,814,401	7,748,969
Class I	84,057,083	40,022,431
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,474,237	6,979,700
Class B	408,690	943,883
Class C	197,265	39,592
Class I	1,171,062	1,947,338
Cost of shares redeemed Class A	(55,575,131)	(39,856,814)
Class B	(3,441,542)	(8,328,062)
Class C	(721,063)	(152,270)
Class I	(11,367,341)	(7,459,619)
Net asset value of shares exchanged Class A	1,142,706	1,293,787
Class B	(1,142,706)	(1,293,787)
Net increase in net assets from Fund share transactions	$252,928,771	$236,562,389
Net increase in net assets	$230,330,068	$252,352,527

Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
At beginning of period	$578,040,051	$325,687,524
At end of period	$808,370,119	$578,040,051
Accumulated undistributed net investment income included in net assets
At end of period	$346,909	$118,709

See notes to financial statements
11

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$10.160		$9.800	$9.780	$9.900	$9.720	$9.340
Income (loss) from operations
Net investment income	$0.205		$0.427	$0.447	$0.515	$0.526	$0.522
Net realized and unrealized gain (loss)	(0.292)		0.355	0.036	(0.081)	0.151	0.347
Total income (loss) from operations	$(0.087)		$0.782	$0.483	$0.434	$0.677	$0.869
Less distributions
From net investment income	$(0.203)		$(0.422)	$(0.463)	$(0.554)	$(0.497)	$(0.489)
Total distributions	$(0.203)		$(0.422)	$(0.463)	$(0.554)	$(0.497)	$(0.489)
Net asset value — End of period	$9.870		$10.160	$9.800	$9.780	$9.900	$9.720
Total Return(2)	(0.88	)%(5)	8.16%	5.04%	4.56%	7.17%	9.51%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$552,500		$407,852	$197,189	$111,706	$102,526	$85,048
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(4)	0.85%	0.89%	0.92%	0.89%	0.91%
Interest and fee expense(3)	0.39	%(4)	0.39%	0.33%	0.24%	0.17%	0.19%
Total expenses	1.18	%(4)	1.24%	1.22%	1.16%	1.06%	1.10%
Expenses after custodian fee reduction excluding interest and fees	0.77	%(4)	0.83%	0.87%	0.91%	0.89%	0.91%
Net investment income	4.10	%(4)	4.29%	4.56%	5.29%	5.42%	5.47%
Portfolio Turnover	37%		54%	51%	36%	23%	21%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements
12

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$10.100		$9.740	$9.710	$9.830		$9.660	$9.280
Income (loss) from operations
Net investment income	$0.167		$0.355	$0.378	$0.439		$0.450	$0.447
Net realized and unrealized gain (loss)	(0.303)		0.350	0.039	(0.081)		0.142	0.348
Total income (loss) from operations	$(0.136)		$0.705	$0.417	$0.358		$0.592	$0.795
Less distributions
From net investment income	$(0.164)		$(0.345)	$(0.387)	$(0.478)		$(0.422)	$(0.415)
Total distributions	$(0.164)		$(0.345)	$(0.387)	$(0.478)		$(0.422)	$(0.415)
Net asset value — End of period	$9.800		$10.100	$9.740	$9.710		$9.830	$9.660
Total Return(2)	(1.37	)%(6)	7.38%	4.37%	3.97	%(3)	6.26%	8.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42,128		$46,013	$49,728	$54,016		$61,793	$57,347
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(5)	1.60%	1.64%	1.67%		1.64%	1.66%
Interest and fee expense(4)	0.39	%(5)	0.39%	0.33%	0.24%		0.17%	0.19%
Total expenses	1.94	%(5)	1.99%	1.97%	1.91%		1.81%	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.52	%(5)	1.58%	1.62%	1.66%		1.64%	1.66%
Net investment income	3.37	%(5)	3.60%	3.88%	4.54%		4.67%	4.71%
Portfolio Turnover	37%		54%	51%	36%		23%	21%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.21% due to a change in the timing of the reinvestment of distributions.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  Not annualized.

See notes to financial statements
13

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

			Class C
	Six Months Ended June 30, 2007 (Unaudited)(1)		Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$10.100		$9.720
Income (loss) from operations
Net investment income	$0.167		$0.218
Net realized and unrealized gain (loss)	(0.293)		0.391
Total income (loss) from operations	$(0.126)		$0.609
Less distributions
From net investment income	$(0.164)		$(0.229)
Total distributions	$(0.164)		$(0.229)
Net asset value — End of period	$9.810		$10.100
Total Return(3)	(1.27	)%(7)	6.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$28,294		$7,709
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.53	%(5)	1.59	%(5)
Interest and fee expense(4)	0.39	%(5)	0.39	%(5)
Total expenses	1.92	%(5)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.50	%(5)	1.57	%(5)
Net investment income	3.37	%(5)	3.25%(5)
Portfolio Turnover	37%		54	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on May 2, 2006, to December 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Annualized.

(6)  For the year ended December 31, 2006.

(7)  Not annualized.

See notes to financial statements
14

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$11.100		$10.710	$10.690	$10.810	$10.620	$10.200
Income (loss) from operations
Net investment income	$0.238		$0.496	$0.521	$0.589	$0.602	$0.598
Net realized and unrealized gain (loss)	(0.323)		0.383	0.032	(0.079)	0.159	0.383
Total income (loss) from operations	$(0.085)		$0.879	$0.553	$0.510	$0.761	$0.981
Less distributions
From net investment income	$(0.235)		$(0.489)	$(0.533)	$(0.630)	$(0.571)	$(0.561)
Total distributions	$(0.235)		$(0.489)	$(0.533)	$(0.630)	$(0.571)	$(0.561)
Net asset value — End of period	$10.780		$11.100	$10.710	$10.690	$10.810	$10.620
Total Return(2)	(0.79	)%(5)	8.40%	5.28%	4.91%	7.38%	9.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$185,448		$116,465	$78,771	$71,552	$77,759	$82,600
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(4)	0.60%	0.64%	0.67%	0.64%	0.66%
Interest and fee expense(3)	0.39	%(4)	0.39%	0.33%	0.24%	0.17%	0.19%
Total expenses	0.93	%(4)	0.99%	0.97%	0.91%	0.81%	0.85%
Expenses after custodian fee reduction excluding interest and fees	0.52	%(4)	0.58%	0.62%	0.66%	0.64%	0.66%
Net investment income	4.36	%(4)	4.56%	4.86%	5.54%	5.68%	5.73%
Portfolio Turnover	37%		54%	51%	36%	23%	21%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(4)  Annualized.

(5)  Not annualized.

See notes to financial statements
15

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issues in Conjunction with Securities Held — The Fund sells a fixed rate bond to a broker for cash. At the same time the Fund buys a residual interest in the assets and cash flows of a special purpose vehicle (which is generally organized as a trust) (the SPV) set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund, (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to FAS Statement No. 140, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments, and accounts for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At June 30, 2007, the Floating Rate Notes outstanding and the collateral for Floating Rate Notes outstanding were $57,275,000 and $92,147,465, respectively. The range of interest rates on the Floating Rate Notes outstanding at June 30, 2007 was 3.74% to 4.13%.

The Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Fund's investment policies do not allow the Fund to borrow money for purposes of making

16

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investments. Management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS Statement No. 140, which is distinct from legal borrowing of the Fund to which the restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rules 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions. Interest expense is recorded as incurred.

E  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $5,703,122 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2012 ($4,273,717), and December 31, 2013 ($1,429,405).

F  Financial Futures Contracts — Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Put Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

H  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

17

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

O  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

P  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	20,632,807	23,196,432
Issued to shareholders electing to receive payments of distributions in Fund shares	642,840	699,288
Redemptions	(5,538,743)	(4,012,314)
Exchange from Class B shares	112,764	130,883
Net increase	15,849,668	20,014,289

18

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	154,932	328,680
Issued to shareholders electing to receive payments of distributions in Fund shares	40,808	95,578
Redemptions	(343,126)	(842,842)
Exchange to Class A shares	(113,492)	(131,692)
Net decrease	(260,878)	(550,276)
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006(1)
Sales	2,172,383	774,792
Issued to shareholders electing to receive payments of distributions in Fund shares	19,737	3,928
Redemptions	(72,139)	(15,252)
Net increase	2,119,981	763,468
Class I	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	7,636,995	3,641,074
Issued to shareholders electing to receive payments of distributions in Fund shares	106,359	179,131
Redemptions	(1,035,048)	(687,387)
Net increase	6,708,306	3,132,818

(1) Class C shares commenced operations on May 2, 2006.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2007, the fee was equivalent to 0.43% of the Fund's average daily net assets for such period and amounted to $1,511,051. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended June 30, 2007, EVM received $5,879 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $58,256 and $171 from the Fund as its portion of the sales charge on sales of Class A and Class I shares, respectively, for the six months ended June 30, 2007. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 5).

Trustees of the Fund that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $603,955 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing

19

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $164,644 and $66,777 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,176,000 and $1,722,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $54,881 and $22,284 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $49,000, $39,200 and $2,600 of CDSC paid by Class A, Class B and Class C shareholders, respectively, for the six months ended June 30, 2007.

7  Purchases and Sales of Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $522,003,552 and $275,621,438, respectively, for the six months ended June 30, 2007. There were no purchases and sales of U.S. Government securities during the six months ended June 30, 2007.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

9  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$796,295,367
Gross unrealized appreciation	$18,084,949
Gross unrealized depreciation	(13,740,225)
Net unrealized appreciation	$4,344,724

10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include

20

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2007, is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/07	1,548 U.S Treasury Bond	Short	$(168,920,082)	$(166,797,000)	$2,123,082
Interest Rate Swaps
Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	$12,650,000	4.006%	USD- BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$516,107
Citibank, N.A.	$12,650,000	3.925%	USD- BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$433,887
Lehman Brothers, Inc.	$31,475,000	5.956%	3 month USD- LIBOR-BBA	March 25, 2008/ March 25, 2038	$(524,090)
					$425,904

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Recently Issued Accounting Pronouncements

In June 2006, FASB issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

21

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

22

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance AMT-Free Municipal Bond Fund (the "Fund"), with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes in such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk and tax efficiency. The Board noted the experience of the Adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

23

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

24

Eaton Vance AMT-Free Municipal Bond Fund

INVESTMENT MANAGEMENT

Eaton Vance AMT-Free Municipal Bond Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice Presdient
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

25

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Investment Adviser
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance AMT-Free Municipal Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

279-8/07  MBSRC

Semiannual Report June 30, 2007

EATON VANCE
TAX FREE
RESERVES

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax Free Reserves as of June 30, 2007
INVESTMENT UPDATE

William H. Ahern, CFA
Portfolio Manager

Investment Environment

•      During the first half of 2007, the U.S. economy grew at a moderate pace, starting slowly in the first quarter, but picking up in the second quarter with increasing consumer spending and strengthening exports. In June 2007, unemployment remained unchanged from December 2006 at 4.5%.

•      In the second quarter of 2007, the U.S. Federal Reserve Board (the “Fed”) left the Fed Funds rate, a key short-term interest rate benchmark, unchanged for the fourth consecutive quarter. The Fed’s June 28, 2007, statement indicated that despite contraction in the housing market, the Fed expected the economy to expand at a moderate pace, and that it viewed inflation as its main area of concern.

•      At the beginning of the period, the yield curve was “inverted” — i.e., longer-term bond yields were lower than short-term bond yields (the yield curve is a graphical depiction of bond yields across all maturities). However, during the six months ended June 30, 2007, long-term bond yields began to rise, indicating that investors believed the risk of higher inflation was increasing. In addition, higher yields and a greater inflation risk may reduce the chances that the Fed would lower the Fed Funds rate. Despite the rise in long-term rates, at period end, they were not significantly higher than short-term rates. As a result, investors in short-term bonds did not have to give up much in yield to take on the lower risk of investing in securities with much shorter maturity dates.

The Fund

•      During the six months ended June 30, 2007, shareholders of Eaton Vance Tax Free Reserves received $0.015 per share in dividends.(1) The Fund’s total return for the same period was 1.48%.(2)

•      During the six-month period, management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases, enabling it to reinvest more quickly and helping to increase the Fund’s income stream.

•      Eaton Vance Tax Free Reserves invests principally in dollar-denominated, high-quality fixed-income securities, including bonds, notes and commercial paper, the interest from which is exempt from regular federal income tax.(1)

•      The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services.

•      Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,(1) can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.(3)

(1)    A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax. Income may be subject to state income tax.

(2)    Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. There is no sales charge. Absent a fee waiver by the investment adviser, the return would be lower.

(3)    An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.

Asset Allocation *

By net assets

*       As a percentage of the Fund’s net assets as of June 30, 2007. Asset allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance Tax Free Reserves as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax Free Reserves

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual	$1,000.00	$1,014.80	$3.65	**
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.20	$3.66	**

*  Expenses are equal to the Fund's annualized expense ratio of 0.73% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006.

**  Absent a fee waiver by the investment adviser, expenses would have been higher.

2

Eaton Vance Tax Free Reserves as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%
Principal Amount (000's omitted)	Security	Value
General Obligation Notes / Bonds — 7.2%
$1,000	Bay Village, OH, 4.50%, 7/20/07	$1,000,455
750	Illinois, Series B, 5.00%, 1/1/08	754,412
1,500	Texas, Tax and Revenue Anticipation, 4.50%, 8/31/07	1,502,300
		$3,257,167
Revenue Notes / Bonds — 7.8%
$500	Illinois Educational Facility Authority, (University of Chicago), 3.10%, 7/1/07	$500,000
1,000	Indianapolis, IN, Local Public Improvement, 4.25%, 9/27/07	1,001,186
1,000	Milwaukee, WI, School Revenue, 4.50%, 8/30/07	1,001,491
1,000	University of Texas, 5.00%, 8/15/07	1,001,803
		$3,504,480
Variable Rate Demand Obligations — 83.0%
$2,000	California Department of Water Resource Power Supply, (LOC: Lloyds TSB Bank PLC), 3.70%, 5/1/19	$2,000,000
500	Clark County, NV, School District, (AMBAC), (SPA: Wachovia Bank N.A.), 3.79%, 6/15/25	500,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 3.74%, 11/15/34	1,000,000
1,145	Colorado Educational and Cultural Facility Authority, (YMCA Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 3.73%, 7/1/18	1,145,000
1,400	Connecticut Health and Educational Facility Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 3.71%, 7/1/29	1,400,000
200	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: Bayerische Landesbank), 3.76%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, Series A, (LOC: Bayerische Landesbank), 3.76%, 12/1/20	700,000
600	Delaware Valley, PA, Regional Finance Authority, Series C, (LOC: Bayerische Landesbank), 3.76%, 12/1/20	600,000
1,000	Detroit, MI, Water Supply, (FGIC), (SPA: Dexia Credit Local), 3.73%, 7/1/35	1,000,000
1,600	Farmington, NM, Pollution Control Revenue, (Arizona Public Service Co.), Series C, (AMT), (LOC: Barclays Bank PLC), 3.88%, 9/1/24	1,600,000
900	Fulco, GA, Hospital Authority, (Piedmont Hospital), (LOC: SunTrust Bank), 3.73%, 3/1/24	900,000
400	Galveston, TX, Industrial Development Corp., (Mitchell Industries), (AMT), (LOC: JP Morgan Chase Bank), 3.90%, 9/1/13	400,000

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$1,245	Illinois, (FSA), (SPA: Wachovia Bank N.A.), 3.79%, 12/1/24	$1,245,000
1,900	Illinois Development Finance Authority, (Chicago Symphony Orchestra), (LOC: Northern Trust Co.), 3.76%, 12/1/28	1,900,000
1,400	Illinois Development Finance Authority, Series C, (Provena Health), (MBIA), (SPA: Bank One N.A.), 3.73%, 5/1/28	1,400,000
1,500	Illinois Finance Authority, Industrial Development Revenue, (Barton Manufacturing, Inc.), (AMT), (LOC: National City Bank), 3.85%, 11/1/18	1,500,000
1,000	Illinois Finance Authority, (Northwestern University), 3.76%, 12/1/34	1,000,000
850	Indiana Municipal Power Agency, Power Supply Systems Revenue, Series A, (LOC: Dexia Credit Local), 3.75%, 1/1/18	850,000
1,000	Jefferson County, AL, Sewer Revenue, (XLCA), (SPA: State Street Bank and Trust Co.), 3.74%, 2/1/42	1,000,000
1,400	King County, WA, Sewer Revenue, (LOC: Helaba), 3.73%, 1/1/32	1,400,000
875	Lake Elsinore, CA, Recreation Authority Revenue, (Public Facilities), (LOC: Union Bank of CA), 3.63%, 2/1/32	875,000
1,900	Lincoln County, WY, Pollution Control Revenue, (Exxon-Mobil Project), Series C, (AMT), 3.88%, 7/1/17	1,900,000
2,000	Massachusetts, Series C, (SPA: State Street Bank and Trust Co.), 3.71%, 1/1/21	2,000,000
260	Metropolitan Government of Nashville and Davidson County, TN, Industrial Development Revenue, (Dixie Graphics, Inc.), (LOC: SunTrust Bank), 3.62%, 5/1/09	260,000
890	New Hampshire Health and Education Facility Authority, (Dartmouth College), (SPA: JP Morgan Chase Bank), 3.68%, 6/1/23	890,000
1,110	New York, NY, (CIFG), (SPA: DEPFA Bank PLC), 3.70%, 8/15/29	1,110,000
1,000	North Carolina Capital Facility Finance Agency, (Wake Forest University), 3.72%, 1/1/18	1,000,000
400	Ohio Higher Educational Facility Commission, (John Carroll University), (LOC: Allied Irish Bank PLC), 3.74%, 11/15/31	400,000
900	Pasadena, TX, School District, (SPA: Bank of America N.A.), (PSF Guaranteed), 3.75%, 8/15/26	900,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 3.72%, 9/1/35	2,000,000
1,300	South Barrington, IL, (Cook County), (LOC: Harris Trust & Savings Bank), 4.10%, 12/1/27	1,300,000
1,000	Travis County, TX, Housing Finance Corp., (Multi-Family Housing), (Travis Apartments), (Liq: FNMA), 3.73%, 2/15/34	1,000,000
1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (University of PA), (SPA: DEPFA Bank PLC), 3.67%, 9/15/24	1,300,000
860	West Memphis, AR, Public Facility Board, (West Memphis Meadow 98 Apts.), (AMT), (Liq: FHLMC), 3.81%, 12/1/34	860,000
		$37,535,000

See notes to financial statements
3

Eaton Vance Tax Free Reserves as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Tax-Exempt Investments — 98.0% (identified cost $44,296,647)(1)	$44,296,647
Other Assets, Less Liabilities — 2.0%	$907,848
Net Assets — 100.0%	$45,204,495

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

LOC - Letter of Credit

Liq - Liquidity Provider

MBIA - Municipal Bond Insurance Association

PSF - Permanent School Fund

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance, Inc.

The stated interest rate on variable rate demand obligations represents the rate in effect at June 30, 2007.

At June 30, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	21.2%
Texas	10.6%
Others, representing less than 10% individually	66.2%

At June 30, 2007, the concentration of the Fund's investments in the various industries, determined as a percentage of net assets, is as follows:

General Obligation	21.7%
Education	18.7%
Other Revenue	15.1%
Industrial Development Revenue	13.0%
Water and Sewer	12.4%
Others, representing less than 10% individually	17.1%

(1)  Cost for federal income taxes is the same.

See notes to financial statements
4

Eaton Vance Tax Free Reserves as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investments, at amortized cost	$44,296,647
Cash	68,591
Receivable for Fund shares sold	706,777
Interest receivable	281,673
Total assets	$45,353,688
Liabilities
Payable for Fund shares redeemed	$22,817
Dividends payable	72,373
Payable to affiliate for investment advisory fees	17,842
Payable to affiliate for Trustees' fees	431
Accrued expenses	35,730
Total liabilities	$149,193
Net assets for 45,222,207 shares of beneficial interest outstanding	$45,204,495
Sources of Net Assets
Paid-in capital	$45,204,660
Accumulated net realized loss (computed on the basis of identified cost)	(165)
Total	$45,204,495
Net Asset Value, Offering Price and Redemption Price Per Share
($45,204,495 ÷ 45,222,207 shares of beneficial interest outstanding)	$1.00

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Interest	$738,807
Total investment income	$738,807
Expenses
Investment adviser fee	$100,854
Trustees' fees and expenses	850
Custodian fee	18,229
Legal and accounting services	16,395
Registration fees	9,458
Transfer and dividend disbursing agent fees	2,381
Printing and postage	1,575
Miscellaneous	5,432
Total expenses	$155,174
Deduct — Reduction of investment adviser fee	$9,095
Reduction of custodian fee	2,886
Total expense reductions	$11,981
Net expenses	$143,193
Net investment income	$595,614
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$291
Net realized gain	$291
Net increase in net assets from operations	$595,905

See notes to financial statements
5

Eaton Vance Tax Free Reserves as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets Six Months Ended	June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$595,614	$1,044,240
Net realized gain (loss) from investment transactions	291	(220)
Net increase in net assets from operations	$595,905	$1,044,020
Distributions to shareholders — From net investment income	$(595,614)	$(1,044,240)
Total distributions to shareholders	$(595,614)	$(1,044,240)
Transactions in shares of beneficial interest Net asset of $1.00 per share — Proceeds from sale of shares	$39,153,525	$74,804,202
Net asset value of shares issued to shareholders in payment of distributions declared	159,177	232,085
Cost of shares redeemed	(32,605,022)	(70,597,404)
Net increase in net assets from Fund share transactions	$6,707,680	$4,438,883
Net increase in net assets	$6,707,971	$4,438,663
Net Assets
At beginning of period	$38,496,524	$34,057,861
At end of period	$45,204,495	$38,496,524

See notes to financial statements
6

Eaton Vance Tax Free Reserves as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003		2002
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from operations
Net investment income	$0.015		$0.027		$0.017		$0.005		$0.004		$0.008
Less distributions
From net investment income	$(0.015)		$(0.027)		$(0.017)		$(0.005)		$(0.004)		$(0.008)
Total distributions	$(0.015)		$(0.027)		$(0.017)		$(0.005)		$(0.004)		$(0.008)
Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(1)	1.48	%(4)	2.71%		1.67%		0.51%		0.44%		0.81%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,204		$38,497		$34,058		$25,594		$29,519		$29,265
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.73	%(2)(3)	0.77	%(2)	0.82	%(2)	0.83	%(2)	0.77	%(2)	0.85%
Net expenses after custodian fee reduction	0.72	%(2)(3)	0.69	%(2)	0.71	%(2)	0.73	%(2)	0.67	%(2)	0.74%
Net investment income	2.98	%(3)	2.68%		1.69%		0.50%		0.43%		0.81%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  The investment advisor voluntarily waived a portion of its investment advisory fee (equal to 0.05%, 0.04%, 0.03%, less than 0.01% and 0.01% of average daily net assets for the six months ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, and 2003, respectively).

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
7

Eaton Vance Tax Free Reserves as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide as high a rate of income exempt from regular federal income tax as may be consistent with the preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Interest Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $456, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2011 ($109), December 31, 2012 ($127), and December 31, 2014 ($220). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividends to shareholders are recorded on the ex-dividend date.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

8

Eaton Vance Tax Free Reserves as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund. The fee is computed at the annual rate of 0.50% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2007, the fee amounted to $100,854. Pursuant to a voluntary fee waiver, EVM waived $9,095 of its investment advisory fee for the six months ended June 30, 2007. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $209 in sub-transfer agent fees. Certain officers and Trustees of the Fund are officers of EVM.

4  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

6  Purchases and Sales of Investments

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $33,360,748 and $29,770,291, respectively, for the six months ended June 30, 2007.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

9

Eaton Vance Tax Free Reserves

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP, resigned in the ordinary course as the Fund's independent registered public accountants.

The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's two most recent fiscal years and through August 6, 2007 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund approved Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2007. To the best of the Fund's knowledge, for the fiscal years ended December 31, 2006 and December 31, 2005, and through August 6, 2007, the Fund did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

10

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the

11

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax Free Reserves (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by the Fund's emphasis on quality and its lower proportion of securities which produce income subject to alternative minimum tax ("AMT Securities"). AMT Securities generally have higher yields than securities which produce income not subject to alternative

12

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

minimum tax. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

13

Eaton Vance Tax Free Reserves

INVESTMENT MANAGEMENT

Eaton Vance Tax Free Reserves

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

14

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Investment Adviser
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax Free Reserves
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

277-8/07  TRSRC

Semiannual Report June 30, 2007

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.1

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

INVESTMENT UPDATE

Lewis R. Piantedosi

Co-Portfolio Manager

Duncan W. Richardson, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2007, Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) Class A shares had a total return of 5.93%. This return was the result of an increase in net asset value (NAV) per share to $27.68 on June 30, 2007, from $26.13 on December 31, 2006.(1)

•                  The Fund’s Class B shares had a total return of 5.54% for the same period, the result of an increase in NAV per share to $26.30 on June 30, 2007, from $24.92 on December 31, 2006.(1)

•                  The Fund’s Class C shares had a total return of 5.51% for the same period, the result of an increase in NAV per share to $25.09 on June 30, 2007, from $23.78 on December 31, 2006.(1)

•                  The Fund’s Class I shares had a total return of 6.13% during the same period, the result of an increase in NAV per share to $26.14 on June 30, 2007, from $24.63 on December 31, 2006.(1)

•                  The Fund’s Class S shares had a total return of 6.04% during the same period, the result of an increase in NAV per share to $27.92 on June 30, 2007, from $26.33 on December 31, 2006.(1)

•                  For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 6.96% for the same period. The Lipper Large-Cap Core Classification had a total return of 6.94% for the same period.(2)

See pages 3 and 4 for more performance information,  including after-tax returns.

Management Discussion

•                  The U.S. equity markets posted strong returns in the first half of 2007, fueled by positive earnings and continued strength in merger and buyout activity. Equity and bond markets remained choppy, however, as geopolitical and economic uncertainty, coupled with rising inflation and sub-prime mortgage fears, pressured already-anxious investors. Markets across the globe registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by the end of the six-month period. On average, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts during the course of the period.

•                  Despite increased volatility, nine out of 10 economic sectors in the S&P 500 Index posted positive returns. Energy, materials and telecommunications were the top-performing sectors, while the financials and consumer discretionary sectors realized weaker returns during the period ended June 30, 2007. The leading industries of the S&P 500 Index during the first half of 2007 included internet and catalog retailers, auto components, construction, and energy equipment and services. Industries making negative contributions to the S&P 500 Index return included commercial services, diversified financials and real estate investment trusts.(2)

•                  The Fund invests its assets in Tax-Managed Growth Portfolio (the Portfolio), a separate registered investment company with the same objective and investment policies as the Fund. The Portfolio, in turn, invests primarily in common stocks of growth companies.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class S shares are offered to certain investors at net asset value.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to  www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•                  During the period, the Fund’s total return lagged that of the S&P 500 Index. The Fund’s relative underperformance was primarily affected by the Portfolio’s stock underweighting of the stronger-performing utilities and materials sectors and investment selections within the energy, industrials and information technology sectors. In contrast, the Fund benefited from the Portfolio’s investments in the financials and consumer discretionary sectors, primarily within the multi-line retail, textiles, apparel and commercial banking industries, as well as favorable stock selection in the pharmaceuticals and semiconductor sectors.(1)

(1)     Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Top Ten Equity Holdings*

By Portfolio’s net assets

Exxon Mobil Corp.	2.91%
General Electric Co.	2.35
ConocoPhillips	2.31
Procter & Gamble Co.	2.17
American International Group	2.10
Pepsico Inc.	1.89
BP PLC Spons ADR	1.80
Deere & Co.	1.71
Pfizer, Inc.	1.50
Danaher Corp.	1.42

Common Stock Investments by Sector**

By Portfolio’s net assets

*	Top Ten Equity Holdings represented 20.16% of Portfolio net assets as of June 30, 2007. Holdings are subject to change due to active management.

**

As a percentage of the Portfolio’s net assets as of June 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FUND PERFORMANCE

Performance*

	Class A	Class B	Class C	Class I	Class S
Share Class Symbol	ETTGX	EMTGX	ECTGX	EITMX	ESTGX
Average Annual Total Returns (at net asset value)
Six Months	5.93%	5.54%	5.51%	6.13%	6.04%
One Year	16.74	15.88	15.87	17.11	16.88
Five Years	8.76	7.94	7.94	9.05	8.92
Ten Years	7.41	6.61	6.54	N.A.	N.A.
Life of Fund†	9.79	8.97	8.86	4.03	3.98
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.14%	0.54%	4.51%	6.13%	6.04%
One Year	10.04	10.88	14.87	17.11	16.88
Five Years	7.48	7.65	7.94	9.05	8.92
Ten Years	6.78	6.61	6.54	N.A.	N.A.
Life of Fund†	9.22	8.97	8.86	4.03	3.98

† Inception Dates – Class A and Class B: 3/28/96; Class C: 8/2/96; Class I: 7/2/99; Class S: 5/14/99

*             Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class S shares are offered to certain investors at net asset value.

Total Annual Operating Expenses**

	Class A	Class B	Class C	Class I
Expense Ratio	0.80%	1.55%	1.55%	0.55%

**      From the Fund’s prospectus dated 5/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Re turn After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five years	Ten Years
Return Before Taxes	16.74%	8.76%	7.41%
Return After Taxes on Distributions	16.56	8.66	7.35
Return After Taxes on Distributions and Sale of Fund Shares	11.11	7.60	6.54

Returns at Public Offering Price (POP) (Class A)

	One Year	Five years	Ten Years
Return Before Taxes	10.04%	7.48%	6.78%
Return After Taxes on Distributions	9.86	7.38	6.72
Return After Taxes on Distributions and Sale of Fund Shares	6.74	6.47	5.97

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five years	Ten Years
Return Before Taxes	15.87%	7.94%	6.54%
Return After Taxes on Distributions	15.80	7.92	6.53
Return After Taxes on Distributions and Sale of Fund Shares	10.40	6.89	5.77

Returns at Public Offering Price (POP) (Class C)

	One Year	Five years	Ten Years
Return Before Taxes	14.87%	7.94%	6.54%
Return After Taxes on Distributions	14.80	7.92	6.53
Return After Taxes on Distributions and Sale of Fund Shares	9.75	6.89	5.77

Class A and Class B of the Fund commenced investment operations on 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five years	Ten Years
Return Before Taxes	15.88%	7.94%	6.61%
Return After Taxes on Distributions	15.88	7.94	6.61
Return After Taxes on Distributions and Sale of Fund Shares	10.33	6.89	5.83

Returns at Public Offering Price (POP) (Class B)

	One Year	Five years	Ten Years
Return Before Taxes	10.88%	7.65%	6.61%
Return After Taxes on Distributions	10.88	7.64	6.61
Return After Taxes on Distributionsand Sale of Fund Shares	7.08	6.63	5.83

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five years	Life of Fund
Return Before Taxes	17.11%	9.05%	4.03%
Return After Taxes on Distributions	16.88	8.88	3.92
Return After Taxes on Distributions and Sale of Fund Shares	11.41	7.85	3.47

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class S)

	One Year	Five years	Life of Fund
Return Before Taxes	16.88%	8.92%	3.98%
Return After Taxes on Distributions	16.70	8.81	3.92
Return After Taxes on Distributions and Sale of Fund Shares	11.20	7.74	3.44

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,059.30	$4.24
Class B	$1,000.00	$1,055.40	$8.05
Class C	$1,000.00	$1,055.10	$8.05
Class I	$1,000.00	$1,061.30	$3.02
Class S	$1,000.00	$1,060.40	$3.52
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.16
Class B	$1,000.00	$1,017.00	$7.90
Class C	$1,000.00	$1,017.00	$7.90
Class I	$1,000.00	$1,021.90	$2.96
Class S	$1,000.00	$1,021.40	$3.46

* Expenses are equal to the Fund's annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares, 1.58% for Class C shares, 0.59% for Class I shares, and 0.69% for Class S shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $1,436,002,345)	$2,858,602,735
Receivable for Fund shares sold	1,384,988
Total assets	$2,859,987,723
Liabilities
Payable for Fund shares redeemed	$3,598,112
Payable to affiliate for distribution and service fees	2,286,900
Payable to affiliate for Trustees' fees	1,157
Other accrued expenses	557,921
Total liabilities	$6,444,090
Net Assets	$2,853,543,633
Sources of Net Assets
Paid-in capital	$2,027,972,612
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(609,706,710)
Accumulated undistributed net investment income	12,677,341
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	1,422,600,390
Total	$2,853,543,633
Class A Shares
Net Assets	$1,643,931,863
Shares Outstanding	59,394,519
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$27.68
Maximum Offering Price Per Share (100 ÷ 94.25 of $27.68)	$29.37
Class B Shares
Net Assets	$581,637,694
Shares Outstanding	22,114,473
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.30
Class C Shares
Net Assets	$585,499,043
Shares Outstanding	23,332,498
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$25.09
Class I Shares
Net Assets	$10,377,798
Shares Outstanding	397,029
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.14
Class S Shares
Net Assets	$32,097,235
Shares Outstanding	1,149,705
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$27.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $571,384)	$28,855,638
Interest allocated from Portfolio	331,851
Security lending income allocated from Portfolio, net	122,990
Expenses allocated from Portfolio	(6,416,100)
Net investment income from Portfolio	$22,894,379
Expenses
Trustees' fees and expenses	$1,680
Distribution and service fees Class A	1,939,056
Class B	3,461,815
Class C	2,919,100
Class S	31,359
Transfer and dividend disbursing agent fees	1,270,319
Printing and postage	128,016
Legal and accounting services	52,761
Registration fees	40,248
Custodian fee	21,400
Miscellaneous	367,404
Total expenses	$10,233,158
Net investment income	$12,661,221
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (identified cost basis)	$105,556,765
Foreign currency transactions	256
Net realized gain	$105,557,021
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$43,289,436
Foreign currency	702
Net change in unrealized appreciation (depreciation)	$43,290,138
Net realized and unrealized gain	$148,847,159
Net increase in net assets from operations	$161,508,380

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$12,661,221	$18,536,276
Net realized gain from investment transactions and foreign currency transactions	105,557,021	103,719,349
Net change in unrealized appreciation (depreciation) of investments and foreign currency	43,290,138	234,594,997
Net increase in net assets from operations	$161,508,380	$356,850,622
Distributions to shareholders — From net investment income Class A	$—	$(15,659,924)
Class B	—	(165,052)
Class C	—	(2,392,217)
Class I	—	(98,814)
Class S	—	(352,101)
Tax return of capital
Class A	—	(16,911)
Class B	—	(178)
Class C	—	(2,584)
Class I	—	(94)
Class S	—	(384)
Total distributions to shareholders	$—	$(18,688,259)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$8,825,556	$13,542,210
Class B	2,381,176	5,549,199
Class C	3,281,052	7,652,697
Class I	216,536,202	35,440,866
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	12,497,715
Class B	—	133,002
Class C	—	1,743,629
Class I	—	4,691
Class S	—	22,542
Cost of shares redeemed Class A	(134,240,584)	(238,710,883)
Class B	(76,634,179)	(268,213,651)
Class C	(46,869,161)	(114,102,088)
Class I	(224,640,515)	(17,953,607)
Class S	(2,887,140)	(3,584,247)
Net asset value of shares exchanged Class A	188,149,082	457,286,708
Class B	(188,149,082)	(457,286,708)
Net decrease in net assets from Fund share transactions	$(254,247,593)	$(565,977,925)
Net decrease in net assets	$(92,739,213)	$(227,815,562)
Net Assets
At beginning of period	$2,946,282,846	$3,174,098,408
At end of period	$2,853,543,633	$2,946,282,846
Accumulated undistributed net investment income included in net assets
At end of period	$12,677,341	$16,120

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value — Beginning of period	$26.130		$23.310		$22.550		$20.800		$16.920	$21.100
Income (loss) from operations
Net investment income(1)	$0.163		$0.258		$0.197		$0.175		$0.120	$0.091
Net realized and unrealized gain (loss)	1.387		2.839		0.772		1.757		3.836	(4.271)
Total income (loss) from operations	$1.550		$3.097		$0.969		$1.932		$3.956	$(4.180)
Less distributions
From net investment income	$—		$(0.277)		$(0.209)		$(0.182)		$(0.076)	$—
From tax return of capital	—		(0.000	)(2)	—		—		—	—
Total distributions	$—		$(0.277)		$(0.209)		$(0.182)		$(0.076)	$—
Net asset value — End of period	$27.680		$26.130		$23.310		$22.550		$20.800	$16.920
Total Return(3)	5.93	%(9)	13.28%		4.29%		9.30%		23.39%	(19.81)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,643,932		$1,491,828		$1,097,719		$1,024,002		$982,531	$958,625
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.83	%(5)	0.80%		0.83	%(6)	0.80	%(6)	0.85%	0.81%
Expenses after custodian fee reduction(4)	0.83	%(5)	0.80%		0.83	%(6)	0.80	%(6)	0.85%	0.81%
Net investment income	1.22	%(5)	1.05%		0.87	%(6)	0.82	%(6)	0.66%	0.48%
Portfolio Turnover of the Portfolio(7)	1%		1%		0	%(8)	3%		15%	23%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of the average daily net assets for 2005 and 2004, respectively).

(7)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30%, for the six months ended June 30, 2007 and the five preceding calendar years.

(8)  Amounts to less than 1%.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value — Beginning of period	$24.920		$22.170		$21.430		$19.760		$16.130	$20.270
Income (loss) from operations
Net investment income (loss)(1)	$0.056		$0.065		$0.025		$0.012		$(0.016)	$(0.048)
Net realized and unrealized gain (loss)	1.324		2.690		0.721		1.667		3.646	(4.092)
Total income (loss) from operations	$1.380		$2.755		$0.746		$1.679		$3.630	$(4.140)
Less distributions
From net investment income	$—		$(0.005)		$(0.006)		$(0.009)		$—	$—
From tax return of capital	—		(0.000	)(2)	—		—		—	—
Total distributions	$—		$(0.005)		$(0.006)		$(0.009)		$—	$—
Net asset value — End of period	$26.300		$24.920		$22.170		$21.430		$19.760	$16.130
Total Return(3)	5.54	%(9)	12.43%		3.48%		8.50%		22.50%	(20.42)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$581,638		$805,778		$1,408,499		$1,991,318		$2,321,779	$2,217,673
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.58	%(5)	1.55%		1.58	%(6)	1.55	%(6)	1.60%	1.56%
Expenses after custodian fee reduction(4)	1.58	%(5)	1.55%		1.58	%(6)	1.55	%(6)	1.60%	1.56%
Net investment income (loss)	0.44	%(5)	0.28%		0.12	%(6)	0.06	%(6)	(0.09)%	(0.27)%
Portfolio Turnover of the Portfolio(7)	1%		1%		0	%(8)	3%		15%	23%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of the average daily net assets for 2005 and 2004, respectively).

(7)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30%, for the six months ended June 30, 2007 and the five preceding calendar years.

(8)  Amounts to less than 1%.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value — Beginning of period	$23.780		$21.240		$20.560		$18.970		$15.490	$19.460
Income (loss) from operations
Net investment income (loss)(1)	$0.056		$0.065		$0.024		$0.013		$(0.015)	$(0.046)
Net realized and unrealized gain (loss)	1.254		2.571		0.696		1.602		3.495	(3.924)
Total income (loss) from operations	$1.310		$2.636		$0.720		$1.615		$3.480	$(3.970)
Less distributions
From net investment income	$—		$(0.096)		$(0.040)		$(0.025)		$—	$—
From tax return of capital	—		(0.000	)(2)	—		—		—	—
Total distributions	$—		$(0.096)		$(0.040)		$(0.025)		$—	$—
Net asset value — End of period	$25.090		$23.780		$21.240		$20.560		$18.970	$15.490
Total Return(3)	5.51	%(9)	12.41%		3.50%		8.52%		22.47%	(20.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$585,499		$597,399		$634,290		$744,512		$818,715	$787,374
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.58	%(5)	1.55%		1.58	%(6)	1.55	%(6)	1.60%	1.56%
Expenses after custodian fee reduction(4)	1.58	%(5)	1.55%		1.58	%(6)	1.55	%(6)	1.60%	1.56%
Net investment income (loss)	0.47	%(5)	0.29%		0.12	%(6)	0.07	%(6)	(0.09)%	(0.27)%
Portfolio Turnover of the Portfolio(7)	1%		1%		0	%(8)	3%		15%	23%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of the average daily net assets for 2005 and 2004, respectively).

(7)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30%, for the six months ended June 30, 2007 and the five preceding calendar years.

(8)  Amounts to less than 1%.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005(1)		2004(1)		2003(1)	2002(1)
Net asset value — Beginning of period	$24.630		$21.990		$21.290		$19.860		$16.130	$20.060
Income (loss) from operations
Net investment income(2)	$0.164		$0.240		$0.238		$0.219		$0.159	$0.133
Net realized and unrealized gain (loss)	1.346		2.732		0.726		1.685		3.665	(4.063)
Total income (loss) from operations	$1.510		$2.972		$0.964		$1.904		$3.824	$(3.930)
Less distributions
From net investment income	$—		$(0.332)		$(0.264)		$(0.474)		$(0.094)	$—
From tax return of capital	—		(0.000	)(3)	—		—		—	—
Total distributions	$—		$(0.332)		$(0.264)		$(0.474)		$(0.094)	$—
Net asset value — End of period	$26.140		$24.630		$21.990		$21.290		$19.860	$16.130
Total Return(4)	6.13	%(10)	13.51%		4.52%		9.58%		23.76%	(19.62)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,378		$18,150		$644		$709		$679	$575
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	0.59	%(6)	0.55%		0.58	%(7)	0.55	%(7)	0.60%	0.56%
Expenses after custodian fee reduction(5)	0.59	%(6)	0.55%		0.58	%(7)	0.55	%(7)	0.60%	0.56%
Net investment income	1.30	%(6)	1.00%		1.12	%(7)	1.08	%(7)	0.91%	0.75%
Portfolio Turnover of the Portfolio(8)	1%		1%		0	%(9)	3%		15%	23%

(1)  Per share data have been restated to reflect the effects of a 1-for-0.4979060 reverse stock split effective on November 11, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Less than $0.001 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of the average daily net assets for 2005 and 2004, respectively).

(8)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30%, for the six months ended June 30, 2007 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class S
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value — Beginning of period	$26.330		$23.470		$22.680		$20.880		$16.970	$21.150
Income (loss) from operations
Net investment income(1)	$0.182		$0.288		$0.235		$0.211		$0.144	$0.111
Net realized and unrealized gain (loss)	1.408		2.852		0.772		1.779		3.857	(4.291)
Total income (loss) from operations	$1.590		$3.140		$1.007		$1.990		$4.001	$(4.180)
Less distributions
From net investment income	$—		$(0.280)		$(0.217)		$(0.190)		$(0.091)	$—
From tax return of capital	—		(0.000	)(2)	—		—		—	—
Total distributions	$—		$(0.280)		$(0.217)		$(0.190)		$(0.091)	$—
Net asset value — End of period	$27.920		$26.330		$23.470		$22.680		$20.880	$16.970
Total Return(3)	6.04	%(9)	13.37%		4.43%		9.54%		23.58%	(19.76)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,097		$33,127		$32,946		$34,158		$35,292	$34,713
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.69	%(5)	0.68%		0.66	%(6)	0.64	%(6)	0.71%	0.71%
Expenses after custodian fee reduction(4)	0.69	%(5)	0.68%		0.66	%(6)	0.64	%(6)	0.71%	0.71%
Net investment income	1.35	%(5)	1.17%		1.04	%(6)	0.99	%(6)	0.79%	0.59%
Portfolio Turnover of the Portfolio(7)	1%		1%		0	%(8)	3%		15%	23%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of the average daily net assets for 2005 and 2004, respectively).

(7)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30%, for the six months ended June 30, 2007 and the five preceding calendar years.

(8)  Amounts to less than 1%.

(9)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (13.6% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $150,033,109 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2009 ($50,444,437) and December 31, 2010 ($99,588,672).

At December 31, 2006, net losses of $1,047 attributable to currency transactions incurred after October 31, 2006 are treated as arising on the first day of the Fund's taxable year ending December 31, 2007.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	332,012	546,820
Issued to shareholders electing to receive payments of distributions in Fund shares	—	475,741
Redemptions	(4,997,057)	(9,781,579)
Exchange from Class B shares	6,960,499	18,770,325
Net increase	2,295,454	10,011,307
Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	93,392	239,506
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,307
Redemptions	(3,002,149)	(11,627,932)
Exchange to Class A shares	(7,310,883)	(19,802,748)
Net decrease	(10,219,640)	(31,185,867)
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	135,188	343,963
Issued to shareholders electing to receive payments of distributions in Fund shares	—	72,925
Redemptions	(1,929,108)	(5,159,742)
Net decrease	(1,793,920)	(4,742,854)

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class I	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	8,549,817	1,425,008
Issued to shareholders electing to receive payments of distributions in Fund shares	—	189
Redemptions	(8,889,611)	(717,685)
Net increase (decrease)	(339,794)	707,512
Class S	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Issued to shareholders electing to receive payments of distributions in Fund shares	—	851
Redemptions	(108,227)	(146,738)
Net decrease	(108,227)	(145,887)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the six months ended June 30, 2007, EVM received $88,496 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $24,271 as its portion of the sales charge on sales of Class A shares for six months ended June 30, 2007.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $1,939,056 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended June 30, 2007 amounted to $2,596,361 and $2,189,325 for Class B and Class C shares, respectively. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $35,314,000 and $93,630,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $865,454 and $729,775 for Class B and Class C shares, respectively.

Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% of the Fund's

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $31,359 for Class S shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates, or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $1,000, $164,000 and $4,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $232,993,790 and $496,792,530, respectively, for the six months ended June 30, 2007. Decreases in the Fund's investment in the Portfolio include the distribution of common stock as the result of redemptions in-kind of $213,268,784 for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Company (The)	969,237	$93,201,830
General Dynamics Corp.	1,471,000	115,061,620
Honeywell International, Inc.	294,280	16,562,078
Lockheed Martin Corp.	19,800	1,863,774
Northrop Grumman Corp.	3,106,163	241,876,913
Raytheon Co.	37,574	2,024,863
Rockwell Collins, Inc.	129,632	9,157,204
United Technologies Corp.	3,693,938	262,011,022
		$741,759,304
Air Freight & Logistics — 2.6%
CH Robinson Worldwide, Inc.	1,561,973	$82,034,822
FedEx Corp.	2,219,776	246,328,543
United Parcel Service, Inc., Class B	2,908,797	212,342,181
		$540,705,546
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,756,930
		$5,756,930
Auto Components — 0.1%
BorgWarner, Inc.	70,272	$6,046,203
Delphi Corp.(1)	5,361	12,713
Johnson Controls, Inc.	208,723	24,163,862
		$30,222,778
Automobiles — 0.1%
DaimlerChrysler AG(2)	24,284	$2,232,914
Ford Motor Co.	83,266	784,366
General Motors Corp.	33,939	1,282,894
Harley-Davidson, Inc.	145,740	8,687,561
		$12,987,735
Beverages — 4.8%
Anheuser-Busch Companies, Inc.	4,860,780	$253,538,285
Brown-Forman Corp., Class A	479,732	36,397,267
Brown-Forman Corp., Class B	45,820	3,348,526
Coca-Cola Co. (The)	5,192,590	271,624,383
Coca-Cola Enterprises, Inc.	1,706,930	40,966,320
PepsiCo, Inc.	6,127,237	397,351,319
		$1,003,226,100

Security	Shares	Value
Biotechnology — 1.4%
Amgen, Inc.(1)	4,566,551	$252,484,605
Biogen Idec, Inc.(1)	211,211	11,299,788
Celera Group(1)	493	6,113
Genentech, Inc.(1)	6,700	506,922
Genzyme Corp.(1)	322,155	20,746,782
Gilead Sciences, Inc.(1)	230,964	8,954,474
Vertex Pharmaceuticals, Inc.(1)	13,000	371,280
		$294,369,964
Building Products — 0.6%
American Standard Companies, Inc.	542,047	$31,969,932
Masco Corp.	3,444,946	98,077,613
		$130,047,545
Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	20,520	$2,642,155
Ameriprise Financial, Inc.	67,314	4,279,151
Bank of New York Mellon Corp.	429,048	17,779,749
Bear Stearns Companies, Inc.	95,740	13,403,600
Charles Schwab Corp. (The)	803,107	16,479,756
Credit Suisse Group(2)	155,136	10,976,428
Deutsche Bank AG(2)	16,000	2,315,840
E*Trade Financial Corp.(1)	45,935	1,014,704
Federated Investors, Inc., Class B	1,599,819	61,321,062
Franklin Resources, Inc.	663,129	87,844,699
Goldman Sachs Group, Inc.	1,115,548	241,795,029
Investors Financial Services Corp.	450,386	27,775,305
Knight Capital Group, Inc., Class A(1)	1,000,000	16,600,000
Legg Mason, Inc.	46,784	4,602,610
Lehman Brothers Holdings, Inc.	192,474	14,343,162
Mellon Financial Corp.	390,695	17,190,580
Merrill Lynch & Co., Inc.	2,563,494	214,256,829
Morgan Stanley	3,045,185	255,430,118
Northern Trust Corp.	723,979	46,508,411
Piper Jaffray Cos., Inc.(1)	12,636	704,204
Raymond James Financial, Inc.	221,005	6,829,054
State Street Corp.	166,569	11,393,320
T. Rowe Price Group, Inc.	341,862	17,739,219
UBS AG(2)	192,683	11,562,907
Waddell & Reed Financial, Inc., Class A	273,635	7,117,246
		$1,111,905,138

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals — 0.8%
Arch Chemicals, Inc.	4,950	$173,943
Ashland, Inc.	46,969	3,003,668
Dow Chemical Co. (The)	247,778	10,956,743
Du Pont E.I. de Nemours and Co.	1,006,607	51,175,900
Ecolab, Inc.	407,411	17,396,450
Monsanto Co.	39,168	2,645,407
Olin Corp.	9,900	207,900
PPG Industries, Inc.	27,142	2,065,778
Rohm and Haas Co.	2,380	130,138
Sigma-Aldrich Corp.	1,136,628	48,499,917
Tronox, Inc., Class B	26,441	371,496
Valspar Corp. (The)	1,219,107	34,634,830
		$171,262,170
Commercial Banks — 7.2%
Associated Banc-Corp.	991,726	$32,429,440
Bank of Hawaii Corp.	69,735	3,601,115
Bank of Montreal(2)	288,309	18,575,749
BB&T Corp.	1,584,205	64,445,459
City National Corp.	151,703	11,543,081
Comerica, Inc.	477,031	28,369,034
Commerce Bancshares, Inc.	171,056	7,748,837
Compass Bancshares, Inc.	53,487	3,689,533
Fifth Third Bancorp	3,127,366	124,375,346
First Horizon National Corp.	146,168	5,700,552
First Midwest Bancorp, Inc.	523,358	18,584,443
HSBC Holdings PLC (Hungary) (ADR)	220,592	4,034,501
HSBC Holdings PLC (UK) (ADR)	579,110	53,144,925
Huntington Bancshares, Inc.	583,001	13,257,443
KeyCorp	744,846	25,570,563
M&T Bank Corp.	79,377	8,485,401
Marshall & Ilsley Corp.	663,221	31,589,216
National City Corp.	1,544,631	51,467,105
PNC Financial Services Group, Inc.	173,375	12,410,182
Regions Financial Corp.	2,323,553	76,909,604
Royal Bank of Canada(2)	612,432	32,501,766
Societe Generale(2)	1,606,685	297,045,190
SunTrust Banks, Inc.	1,185,863	101,675,894
Synovus Financial Corp.	832,207	25,548,755
Toronto-Dominion Bank (The)(2)	17,915	1,226,998
Trustmark Corp.	205,425	5,312,290
U.S. Bancorp	4,761,273	156,883,945
Valley National Bancorp.	5,229	117,600

Security	Shares	Value
Commercial Banks (continued)
Wachovia Corp.	2,724,255	$139,618,069
Wells Fargo & Co.	3,444,935	121,158,364
Westamerica Bancorporation	1,968	87,064
Zions Bancorp.	352,512	27,111,698
		$1,504,219,162
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.(1)	15,490	$357,044
Allied Waste Industries, Inc.(1)	953,435	12,833,235
Avery Dennison Corp.	56,594	3,762,369
Cintas Corp.	281,813	11,111,887
Donnelley (R.R.) & Sons Co.	54,404	2,367,118
Herman Miller, Inc.	541,800	17,120,880
HNI Corp.	500,078	20,503,198
Manpower, Inc.	706	65,121
PHH Corp.(1)	20,110	627,633
Pitney Bowes, Inc.	37,822	1,770,826
Waste Management, Inc.	465,261	18,168,442
		$88,687,753
Communications Equipment — 2.3%
ADC Telecommunications, Inc.(1)	21,340	$391,162
Alcatel SA (ADR)	89,240	1,249,360
Avaya, Inc.(1)	11,738	197,668
Cisco Systems, Inc.(1)	8,561,242	238,430,590
Comverse Technology, Inc.(1)	25,350	528,547
Corning, Inc.(1)	3,672,512	93,832,682
Dycom Industries, Inc.(1)	58,083	1,741,328
Juniper Networks, Inc.(1)	136,172	3,427,449
Motorola, Inc.	1,266,823	22,422,767
Nokia Oyj (ADR)	1,994,233	56,057,890
Nortel Networks Corp.(1)(2)	72,544	1,744,683
QUALCOMM, Inc.	1,351,558	58,644,102
Riverstone Networks, Inc.(3)	28,706	0
Tellabs, Inc.(1)	25,118	270,270
		$478,938,498
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc.(1)	5,418	$42,369
Dell, Inc.(1)	4,426,012	126,362,643
EMC Corp.(1)	1,814,621	32,844,640
Gateway, Inc.(1)	65,556	104,234

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computer Peripherals (continued)
Hewlett-Packard Co.	911,358	$40,664,794
International Business Machines Corp.	1,698,151	178,730,393
Lexmark International, Inc., Class A(1)	1,668,411	82,269,346
Network Appliance, Inc.(1)	369,094	10,777,545
Palm, Inc.(1)	398	6,372
Sun Microsystems, Inc.(1)	319,180	1,678,887
		$473,481,223
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	108,010	$6,211,655
		$6,211,655
Construction Materials — 0.2%
Cemex SAB de CV (ADR)(1)	51,226	$1,890,239
CRH PLC(2)	207,894	10,213,895
Vulcan Materials Co.	206,614	23,665,568
		$35,769,702
Consumer Finance — 1.1%
American Express Co.	686,794	$42,018,057
Capital One Financial Corp.	1,709,842	134,120,006
SLM Corp.	916,399	52,766,254
		$228,904,317
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,794,271
Sealed Air Corp.	42,528	1,319,219
Sonoco Products Co.	128,617	5,506,094
Temple-Inland, Inc.	115,924	7,132,804
		$23,752,388
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,446,766
		$9,446,766
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A(1)	28,651	$1,674,078
H&R Block, Inc.	1,603,312	37,469,401
Laureate Education, Inc.(1)	302,518	18,653,260
ServiceMaster Co. (The)	320,455	4,954,234
		$62,750,973

Security	Shares	Value
Diversified Financial Services — 2.8%
Bank of America Corp.	3,677,698	$179,802,655
Citigroup, Inc.	4,600,841	235,977,135
ING Groep N.V. (ADR)	264,281	11,620,436
JPMorgan Chase & Co.	2,727,474	132,146,115
Moody's Corp.	309,906	19,276,153
		$578,822,494
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,501,341	$62,305,652
BCE, Inc.(2)(4)	2,653,500	100,275,765
Bell Aliant Regional Communications, Inc.(1)(2)(3)(5)	210,251	6,196,351
Cincinnati Bell, Inc.(1)	169,013	976,895
Citizens Communications Co.	6,949	106,111
Deutsche Telekom AG (ADR)	1,843,732	33,943,106
Embarq Corp.	16,420	1,040,535
McLeod USA, Inc., Class A(1)(3)	947	0
Qwest Communications International, Inc.(1)	38,011	368,707
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	109,237,855
Verizon Communications, Inc.	467,218	19,235,365
Windstream Corp.	1,021,380	15,075,569
		$348,761,911
Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$7,635,675
Exelon Corp.	1,003,134	72,827,528
Southern Co. (The)	65,985	2,262,626
		$82,725,829
Electrical Equipment — 0.6%
Emerson Electric Co.	2,531,458	$118,472,234
Rockwell Automation, Inc.	112,400	7,805,056
Roper Industries, Inc.	46,244	2,640,532
Thomas & Betts Corp.(1)	22,600	1,310,800
		$130,228,622
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.(1)	460,970	$17,719,687
Arrow Electronics, Inc.(1)	8,750	336,262
Flextronics International, Ltd.(1)(2)	441,607	4,769,356
Jabil Circuit, Inc.	2,082,013	45,950,027
National Instruments Corp.	88,674	2,888,112

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electronic Equipment & Instruments (continued)
Plexus Corp.(1)	142,747	$3,281,754
Sanmina-SCI Corp.(1)	18,166	56,860
Solectron Corp.(1)	1,670,613	6,147,856
		$81,149,914
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	196,687	$16,547,277
GlobalSantaFe Corp.(2)	20,000	1,445,000
Halliburton Co.	1,263,716	43,598,202
Schlumberger, Ltd.(2)	1,191,974	101,246,272
Smith International, Inc.	120,165	7,046,476
Transocean, Inc.(1)(2)	103,602	10,979,740
		$180,862,967
Food & Staples Retailing — 2.1%
Casey's General Stores, Inc.	12,551	$342,140
Costco Wholesale Corp.	928,292	54,323,648
CVS/Carework Corp.	2,183,069	79,572,865
Kroger Co. (The)	1,378,442	38,775,573
Safeway, Inc.	1,135,280	38,633,578
Sysco Corp.	2,293,201	75,652,701
Walgreen Co.	1,197,517	52,139,890
Wal-Mart Stores, Inc.	2,199,822	105,833,436
		$445,273,831
Food Products — 2.5%
Archer-Daniels-Midland Co.	1,397,167	$46,232,256
Campbell Soup Co.	1,295,515	50,278,937
ConAgra Foods, Inc.	482,834	12,968,921
Dean Foods Co.	286,449	9,129,130
Del Monte Foods Co.	99,492	1,209,823
General Mills, Inc.	132,648	7,749,296
H.J. Heinz Co.	248,095	11,777,070
Hershey Co. (The)	496,414	25,128,477
J.M. Smucker Co. (The)	6,121	389,663
Kellogg Co.	54,076	2,800,596
Kraft Foods, Inc.	407,073	14,349,323
Nestle SA(2)	275,000	104,143,164
Sara Lee Corp.	4,299,814	74,816,764
Smithfield Foods, Inc.(1)	3,495,324	107,621,026
TreeHouse Foods, Inc.(1)	25,945	690,396
Tyson Foods, Inc., Class A	241,647	5,567,547
Unilever PLC (ADR)	1,755	56,616
William Wrigley Jr. Co.	997,511	55,172,333
		$530,081,338

Security	Shares	Value
Health Care Equipment & Supplies — 1.1%
Advanced Medical Optics, Inc.(1)	9,834	$343,010
Baxter International, Inc.	241,763	13,620,927
Becton, Dickinson and Co.	63,708	4,746,246
Biomet, Inc.	276,842	12,657,216
Boston Scientific Corp.(1)	1,142,412	17,524,600
DENTSPLY International, Inc.	7,701	294,640
Hospira, Inc.(1)	111,411	4,349,485
Medtronic, Inc.	2,727,364	141,441,097
St. Jude Medical, Inc.(1)	84,585	3,509,432
Stryker Corp.	153,338	9,674,094
Zimmer Holdings, Inc.(1)	299,524	25,426,592
		$233,587,339
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	368,007	$18,205,306
Cardinal Health, Inc.	2,191,625	154,816,390
CIGNA Corp.	45,108	2,355,540
Express Scripts, Inc.(1)	196,994	9,851,670
Health Management Associates, Inc., Class A	124,425	1,413,468
Henry Schein, Inc.(1)	1,124,569	60,085,722
McKesson Corp.	6,462	385,394
Medco Health Solutions, Inc.(1)	167,155	13,036,418
Sunrise Senior Living, Inc.(1)	8,000	319,920
Tenet Healthcare Corp.(1)	3,478	22,642
UnitedHealth Group, Inc.	420,951	21,527,434
WellPoint, Inc.(1)	680,654	54,336,609
		$336,356,513
Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,857,367
		$3,857,367
Hotels, Restaurants & Leisure — 1.1%
Bob Evans Farms, Inc.	1,792	$66,035
Carnival Corp.(2)	543,886	26,525,320
Darden Restaurants, Inc.	184,714	8,125,569
Gaylord Entertainment Co.(1)	95,515	5,123,425
International Game Technology	409,904	16,273,189
International Speedway Corp., Class A	118,344	6,237,912
Marriott International, Inc., Class A	421,554	18,227,995
McDonald's Corp.	921,691	46,785,035
MGM MIRAGE(1)	188,890	15,579,647
Starbucks Corp.(1)	2,254,271	59,152,071
Wyndham Worldwide Corp.(1)	128,055	4,643,274
Yum! Brands, Inc.	494,666	16,185,472
		$222,924,944

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 0.4%
Blyth, Inc.	370,933	$9,859,399
D.R. Horton, Inc.	637,557	12,706,511
Fortune Brands, Inc.	107,860	8,884,428
Leggett & Platt, Inc.	1,772,040	39,073,482
Newell Rubbermaid, Inc.	291,589	8,581,464
		$79,105,284
Household Products — 2.9%
Clorox Co. (The)	14,873	$923,613
Colgate-Palmolive Co.	704,942	45,715,489
Energizer Holdings, Inc.(1)	76,555	7,624,878
Kimberly-Clark Corp.	1,326,330	88,718,214
Procter & Gamble Co. (The)	7,470,494	457,119,528
		$600,101,722
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	40,339	$882,617
Dynegy, Inc., Class A(1)	22,688	214,175
TXU Corp.	136,092	9,158,992
		$10,255,784
Industrial Conglomerates — 3.0%
3M Co.	1,012,150	$87,844,498
General Electric Co.	12,916,776	494,454,185
Teleflex, Inc.	11,574	946,522
Textron, Inc.	12,838	1,413,592
Tyco International, Ltd.(2)	1,130,011	38,183,072
		$622,841,869
Insurance — 5.4%
Aegon, N.V. (ADR)	5,182,849	$101,842,983
AFLAC, Inc.	2,221,978	114,209,669
Allstate Corp. (The)	194,023	11,934,355
American International Group, Inc.	6,290,289	440,508,939
AON Corp.	474,867	20,234,083
Arthur J. Gallagher & Co.	557,025	15,529,857
Berkshire Hathaway, Inc., Class A(1)	641	70,173,475
Berkshire Hathaway, Inc., Class B(1)	40,424	145,728,520
Chubb Corp.	30,648	1,659,283
Hartford Financial Services Group, Inc. (The)	46,301	4,561,112
Lincoln National Corp.	224,488	15,927,424
LSI Logic Corp.	7,258	423,069
Manulife Financial Corp.(2)	246,658	9,205,277
Marsh & McLennan Cos., Inc.	478,635	14,780,249

Security	Shares	Value
Insurance (continued)
MetLife, Inc.	65,779	$4,241,430
Old Republic International Corp.	298,056	6,336,671
Progressive Corp. (The)	3,774,948	90,334,506
SAFECO Corp.	161,000	10,023,860
Torchmark Corp.	318,929	21,368,243
Travelers Companies., Inc. (The)	348,910	18,666,685
UnumProvident Corp.	52,000	1,357,720
XL Capital Ltd., Class A(2)	187,100	15,770,659
		$1,134,818,069
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	42,476	$2,905,783
Expedia, Inc.(1)	403,096	11,806,682
IAC/InterActiveCorp(1)	429,832	14,876,486
Liberty Media Corp. - Interactive(1)	256,350	5,724,296
		$35,313,247
Internet Software & Services — 0.6%
eBay, Inc.(1)	1,257,244	$40,458,112
Google, Inc., Class A(1)	171,734	89,882,141
		$130,340,253
IT Services — 2.4%
Accenture Ltd., Class A(2)	2,739,520	$117,498,013
Acxiom Corp.	74,785	1,978,063
Affiliated Computer Services, Inc.(1)	183,730	10,421,166
Automatic Data Processing, Inc.	1,493,739	72,401,529
BISYS Group, Inc. (The)(1)	65,000	768,950
Broadridge Financial Solutions, Inc.	372,911	7,130,058
Computer Sciences Corp.(1)	226,702	13,409,423
DST Systems, Inc.(1)	22,600	1,790,146
Electronic Data Systems Corp.	1,252	34,718
Fidelity National Information Services, Inc.	42,862	2,326,549
First Data Corp.	3,492,352	114,095,140
Fiserv, Inc.(1)	832,355	47,277,764
Gartner, Inc., Class A(1)	30,575	751,839
Paychex, Inc.	869,193	34,002,830
Perot Systems Corp.(1)	625,309	10,655,265
Safeguard Scientifics, Inc.(1)	26,579	74,687
Western Union Co.	3,488,152	72,658,206
		$507,274,346

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,772	$2,526,185
Mattel, Inc.	30,514	771,699
		$3,297,884
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,647,927
Invitrogen Corp.(1)	429,910	31,705,863
PerkinElmer, Inc.	254,526	6,632,948
		$40,986,738
Machinery — 3.8%
Caterpillar, Inc.	215,457	$16,870,283
Danaher Corp.	3,959,362	298,931,831
Deere & Co.	2,970,000	358,597,800
Donaldson Co., Inc.	77,792	2,765,506
Dover Corp.	522,290	26,715,133
Illinois Tool Works, Inc.	1,656,408	89,760,750
ITT Industries, Inc.	8,428	575,464
Nordson Corp.	20,306	1,018,549
Parker Hannifin Corp.	14,021	1,372,796
		$796,608,112
Media — 4.6%
Catalina Marketing Corp.	79,803	$2,513,794
CBS Corp., Class A	14,887	496,184
CBS Corp., Class B	556,629	18,546,878
Citadel Broadcasting Corp.	380,396	2,453,554
Comcast Corp., Class A(1)	2,846,238	80,036,213
Comcast Corp., Class A Special(1)	3,544,342	99,099,802
Discovery Holding Co., Class A(1)	99,839	2,295,299
E.W. Scripps Co. (The), Class A	51,066	2,333,206
EchoStar Communications Corp., Class A(1)	35,150	1,524,455
Entercom Communications Corp.	220,000	5,475,800
Gannett Co., Inc.	460,808	25,321,400
Havas SA (ADR)	3,142,938	17,756,510
Idearc, Inc.	23,103	816,229
Interpublic Group of Companies, Inc., (The)(1)	932,692	10,632,689
Lamar Advertising Co.	241,409	15,150,829
Liberty Global, Inc., Class A(1)	46,731	1,917,840
Liberty Global, Inc., Class C(1)	48,416	1,902,749
Liberty Media Holding Corp.-Capital, Series A(1)	51,270	6,033,454
Live Nation, Inc.(1)	9,936	222,368
McClatchy Co., (The), Class A	7,177	181,650
McGraw-Hill Companies, Inc., (The)	471,684	32,112,247

Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	22,468	$570,687
News Corp., Class A	187,934	3,986,080
Omnicom Group, Inc.	4,815,430	254,832,556
Publicis Groupe(2)	329,132	14,513,226
Time Warner, Inc.	4,048,882	85,188,477
Tribune Co.	1,446,781	42,535,361
Viacom, Inc., Class A(1)	13,791	573,706
Viacom, Inc., Class B(1)	524,573	21,837,974
Vivendi SA (ADR)	174,913	7,508,211
Walt Disney Co. (The)	4,951,132	169,031,646
Washington Post Co. (The), Class B	16,470	12,782,202
WPP Group PLC(2)	139,450	2,083,849
WPP Group PLC (ADR)	256,051	19,139,812
		$961,406,937
Metals & Mining — 0.1%
Alcoa, Inc.	85,947	$3,483,432
Freeport-McMoRan Copper & Gold, Inc.	21,456	1,776,986
Nucor Corp.	112,388	6,591,556
Steel Dynamics, Inc.	343,864	14,411,340
		$26,263,314
Multiline Retail — 1.7%
99 Cents Only Stores(1)	220,659	$2,892,839
Dollar General Corp.	52,668	1,154,483
Dollar Tree Stores, Inc.(1)	626,033	27,263,737
Family Dollar Stores, Inc.	2,242,765	76,971,695
J.C. Penney Company, Inc.	130,349	9,434,661
Macy's, Inc.	231,607	9,213,326
Nordstrom, Inc.	131,384	6,716,350
Sears Holdings Corp.(1)	4,563	773,429
Target Corp.	3,521,816	223,987,498
		$358,408,018
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$245,050
PG&E Corp.	3,000	135,900
Wisconsin Energy Corp.	9,576	423,546
		$804,496
Office Electronics — 0.0%
Xerox Corp.(1)	32,878	$607,585
Zebra Technologies Corp., Class A(1)	13,500	522,990
		$1,130,575

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	4,465,370	$232,154,586
Apache Corp.	2,145,450	175,047,265
BP PLC (ADR)	5,258,675	379,360,814
Chevron Corp.	573,898	48,345,168
ConocoPhillips	6,177,923	484,966,955
Devon Energy Corp.	818,602	64,088,351
El Paso Corp.	97,665	1,682,768
Exxon Mobil Corp.	7,297,317	612,098,950
Hess Corp.	55,051	3,245,807
Marathon Oil Corp.	175,844	10,543,606
Murphy Oil Corp.	44,679	2,655,720
Royal Dutch Shell PLC (ADR)	9,594	799,660
Royal Dutch Shell PLC (ADR)	157,131	12,759,037
Spectra Energy Corp.	255,675	6,637,323
Total SA (ADR)	272,750	22,087,295
Williams Cos., Inc. (The)	223,515	7,067,544
		$2,063,540,849
Paper and Forest Products — 0.1%
International Paper Co.	155,342	$6,066,105
MeadWestvaco Corp.	45,590	1,610,239
Neenah Paper, Inc.	33,023	1,362,529
Weyerhaeuser Co.	85,055	6,713,391
		$15,752,264
Personal Products — 0.0%
Avon Products, Inc.	173,400	$6,372,450
Estee Lauder Cos., Inc., (The) Class A	13,035	593,223
		$6,965,673
Pharmaceuticals — 7.3%
Abbott Laboratories	3,736,749	$200,102,909
Allergan, Inc.	276,600	15,943,224
Bristol-Myers Squibb Co.	4,681,418	147,745,552
Eli Lilly & Co.	4,186,186	233,924,074
Forest Laboratories, Inc.(1)	56,729	2,589,679
GlaxoSmithKline PLC (ADR)	426,642	22,343,242
Johnson & Johnson	3,958,968	243,951,608
King Pharmaceuticals, Inc.(1)	152,305	3,116,160
Merck & Co., Inc.	2,329,205	115,994,409
Mylan Laboratories, Inc.	27,992	509,174
Novo Nordisk A/S (ADR)	214,531	23,310,938
Pfizer, Inc.	12,293,558	314,346,278
Schering-Plough Corp.	1,740,623	52,984,564

Security	Shares	Value
Pharmaceuticals (continued)
Shering AG (ADR)	25,000	$3,493,192
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	69,142,838
Watson Pharmaceuticals, Inc.(1)	562,702	18,304,696
Wyeth	944,631	54,165,142
		$1,521,967,679
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,613,733
		$3,613,733
Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	64,027	$1,820,288
Burlington Northern Santa Fe Corp.	214,724	18,281,601
CSX Corp.	43,833	1,975,992
Kansas City Southern(1)	6,815	255,835
Norfolk Southern Corp.	3,090	162,441
Union Pacific Corp.	67,300	7,749,595
		$30,245,752
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	600,378	$22,598,228
Applied Materials, Inc.	1,094,431	21,746,344
Broadcom Corp., Class A(1)	1,032,709	30,206,738
Cypress Semiconductor Corp.(1)	52,742	1,228,361
Intel Corp.	11,146,883	264,849,940
KLA-Tencor Corp.	148,373	8,153,096
Linear Technology Corp.	427,148	15,454,215
LSI Corp.(1)	141,203	1,060,435
Maxim Integrated Products, Inc.	263,099	8,790,138
Skyworks Solutions, Inc.(1)	98,685	725,335
Teradyne, Inc.(1)	7,248	127,420
Texas Instruments, Inc.	3,066,390	115,388,256
Verigy, Ltd.(1)(2)	4,274	122,279
Xilinx, Inc.	24,533	656,748
		$491,107,533
Software — 2.0%
Adobe Systems, Inc.(1)	489,938	$19,671,011
CA, Inc.	40,728	1,052,004
Compuware Corp.(1)	150,944	1,790,196
Electronic Arts, Inc.(1)	21,405	1,012,885
Fair Isaac Corp.	2	80
Intuit, Inc.(1)	985,017	29,629,311
Jack Henry & Associates, Inc.	119,142	3,067,907

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software (continued)
Microsoft Corp.	7,219,748	$212,765,974
Oracle Corp.(1)	6,643,139	130,936,270
SAP AG (ADR)	400,000	20,428,000
Symantec Corp.(1)	225,686	4,558,857
Wind River Systems, Inc.(1)	59,479	654,269
		$425,566,764
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	5,929	$432,698
AutoNation, Inc.(1)	245,966	5,519,477
Best Buy Co., Inc.	173,415	8,093,278
Gap, Inc. (The)	599,138	11,443,536
Home Depot, Inc.	4,426,452	174,180,886
Limited Brands, Inc.	601,248	16,504,258
Lowe's Companies, Inc.	1,856,972	56,990,471
Payless ShoeSource, Inc.(1)	23,100	728,805
RadioShack Corp.	437,915	14,512,503
Sherwin-Williams Co. (The)	18,020	1,197,789
Staples, Inc.	275,430	6,535,954
TJX Companies, Inc. (The)	1,716,834	47,212,935
		$343,352,590
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.(1)	727,556	$34,478,879
Hanesbrands, Inc.(1)	559,410	15,120,852
Nike, Inc., Class B	3,058,444	178,276,701
		$227,876,432
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	303,390	$19,820,469
Freddie Mac	146,695	8,904,387
MGIC Investment Corp.	95,045	5,404,259
Washington Mutual, Inc.	627,728	26,766,322
		$60,895,437
Tobacco — 0.2%
Altria Group, Inc.	579,403	$40,639,326
		$40,639,326

Security	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	391,179	$12,728,965
		$12,728,965
Wireless Telecommunication Services — 0.7%
Alltel Corp.	1,362,446	$92,033,227
SprintNextel Corp.	1,744,624	36,131,163
Telephone & Data Systems, Inc., Special Shares	25,844	1,487,322
Telephone and Data Systems, Inc.	25,844	1,617,059
Vodafone Group PLC (ADR)	305,078	10,259,773
		$141,528,544
Total Common Stocks (identified cost $13,938,084,285)		$20,823,776,905
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)(2)	18,106	$3,078
		$3,078
Total Warrants (identified cost $0)		$3,078
Other Issues — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$266
		$266

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Total Other Issues (identified cost $39,407)		$266
Short-Term Investments — 0.9%
Description	Shares / Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(6)(7)	51,035	$51,034,581
Investment in Cash Management Portfolio, 4.82%(6)	142,862	142,861,655
Total Short-Term Investments (identified cost, $193,896,236)		$193,896,236
Total Investments — 100.1% (identified cost $14,148,645,997)		$21,017,676,485
Other Assets, Less Liabilities — (0.1)%		$(29,303,374)
Net Assets — 100.0%		$20,988,373,111

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  All or a portion of these securities were on loan at June 30, 2007.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $6,196,351 or 0.03% of the Portfolio's net assets.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(7)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including $49,006,284 of securities on loan (identified cost, $13,954,749,761)	$20,823,780,249
Affiliated investments, at value (identified cost, $193,896,236)	193,896,236
Receivable for investments sold	1,114,185
Dividends and interest receivable	25,943,113
Interest receivable from affiliated investment	720,443
Securities lending income receivable	43,932
Tax reclaims receivable	2,136,939
Total assets	$21,047,635,097
Liabilities
Collateral for securities loaned	$51,034,581
Payable to affiliate for investment adviser fee	7,477,416
Payable to affiliate for Trustees' fees	9,032
Other accrued expenses	740,957
Total liabilities	$59,261,986
Net Assets applicable to investors' interest in Portfolio	$20,988,373,111
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,119,270,158
Net unrealized appreciation (computed on the basis of identified cost)	6,869,102,953
Total	$20,988,373,111

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $5,003,267)	$205,131,536
Interest	31,203
Security lending income, net	910,937
Interest income allocated from affiliated investment	2,348,076
Expenses allocated from affiliated investment	(219,233)
Total investment income	$208,202,519
Expenses
Investment adviser fee	$43,993,696
Trustees' fees and expenses	15,070
Custodian fee	1,229,113
Legal and accounting services	50,301
Miscellaneous	235,300
Total expenses	$45,523,480
Deduct — Reduction of custodian fee	$90
Total expense reductions	$90
Net expenses	$45,523,390
Net investment income	$162,679,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$545,047,990
Foreign currency transactions	1,818
Net realized gain	$545,049,808
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$523,081,505
Foreign currency	16,972
Net change in unrealized appreciation (depreciation)	$523,098,477
Net realized and unrealized gain	$1,068,148,285
Net increase in net assets from operations	$1,230,827,414

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$162,679,129	$269,527,217
Net realized gain from investment transactions and foreign currency transactions	545,049,808	644,738,498
Net change in unrealized appreciation (depreciation) of investments and foreign currency	523,098,477	1,577,971,043
Net increase in net assets from operations	$1,230,827,414	$2,492,236,758
Capital transactions — Contributions	$861,862,180	$1,447,009,081
Withdrawals	(1,491,608,730)	(2,584,560,445)
Net decrease in net assets from capital transactions	$(629,746,550)	$(1,137,551,364)
Net increase in net assets	$601,080,864	$1,354,685,394
Net Assets
At beginning of period	$20,387,292,247	$19,032,606,853
At end of period	$20,988,373,111	$20,387,292,247

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Net investment income	1.59	%(1)	1.39%	1.25	%(2)	1.18	%(2)	1.05%	0.85%
Portfolio Turnover(3)	1%		1%	0	%(4)	3%		15%	23%
Total Return	6.14	%(5)	13.69%	4.70%		9.67%		23.88%	(19.52)%
Net assets, end of period (000's omitted)	$20,988,373		$20,387,292	$19,032,607		$19,141,142		$17,609,589	$14,571,522

(1)  Annualized.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(3)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(4)  Amounts to less than 1%.

(5)  Not annualized.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities equivalent in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close covered short sales against-the-box by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $44,209,620, of which $215,924 was allocated from Cash Management and $43,993,696 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.43% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2007, purchases and sales of investments, other than short-term obligations, aggregated $276,589,570 and $277,498,109, respectively. In addition, investments having an aggregate market value of $1,054,434,082 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $476,351,689, during the six months ended June 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007 as computed on a federal income tax basis were as follows:

Aggregate cost	$4,426,826,332
Gross unrealized appreciation	$16,590,975,796
Gross unrealized depreciation	(125,643)
Net unrealized appreciation	$16,590,850,153

Unrealized appreciation on foreign currency is $72,465.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2007.

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $446,478 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $49,006,284 and $51,034,581, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.1 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets of $25 billion and over. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.1

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Growth Fund 1.1

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President and
Co-Portfolio Manager
Thomas E. Faust Jr.
Vice President and Trustee
Lewis R. Piantedosi
Vice President and
Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty James B. Hawkes Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1096-8/07  TGSRC1.1

Semiannual Report June 30, 2007

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.2

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

INVESTMENT UPDATE

Lewis R. Piantedosi

Co-Portfolio Manager

Duncan W. Richardson, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2007, Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) Class A shares had a total return of 5.86%. This return was the result of an increase in net asset value (NAV) per share to $12.46 on June 30, 2007, from $11.77 on December 31, 2006.(1)

•                  The Fund’s Class B shares had a total return of 5.50% during the same period, the result of an increase in NAV per share to $12.09 on June 30, 2007, from $11.46 on December 31, 2006.(1)

•                  The Fund’s Class C shares had a total return of 5.41% during the same period, the result of an increase in NAV per share to $12.09 on June 30, 2007, from $11.47 on December 31, 2006.(1)

•                  The Fund’s Class I shares had a total return of 6.02% during the same period, the result of an increase in NAV per share to $12.50 on June 30, 2007, from $11.79 on December 31, 2006.(1)

•                  For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of 6.96% for the same period. The Lipper Large-Cap Core Classification had a total return of 6.94% for the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•                  The U.S. equity markets posted strong returns in the first half of 2007, fueled by positive earnings and continued strength in merger and buyout activity. Equity and bond markets remained choppy, however, as geopolitical and economic uncertainty, coupled with rising inflation and sub-prime mortgage fears, pressured already-anxious investors. Markets across the globe registered sharp declines from late February through mid-March 2007, but recovered in April and rallied to new highs by the end of the six-month period. On average, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts during the course of the period.

•                  Despite increased volatility, nine out of 10 economic sectors in the S&P 500 Index posted positive returns. Energy, materials and telecommunications were the top-performing sectors, while the financials and consumer discretionary sectors realized weaker returns during the period ended June 30, 2007. The leading industries of the S&P 500 Index during the first half of 2007 included internet and catalog retailers, auto components, construction, and energy equipment and services.  Industries making negative contributions to the S&P 500 Index return included commercial services, diversified financials and real estate investment trusts.(2)

•                  The Fund invests its assets in Tax-Managed Growth Portfolio (the Portfolio), a separate registered investment company with the same objective and investment policies as the Fund. The Portfolio, in turn, invests primarily in common stocks of growth companies.

(1)    These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(2)    It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•                  During the period, the Fund’s total return lagged that of the S&P 500 Index. The Fund’s relative underperformance was primarily affected by the Portfolio’s stock underweighting of the stronger-performing utilities and materials sectors and investment selections within the energy, industrials and information technology sectors. In contrast, the Fund benefited from the Portfolio’s investments in the financials and consumer discretionary sectors, primarily within the multi-line retail, textiles, apparel and commercial banking industries, as well as favorable stock selection in the pharmaceuticals and semiconductor sectors.(1)

(1)      Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Top Ten Equity Holdings*

By Portfolio’s net assets

Exxon Mobil Corp.	2.91%
General Electric Co.	2.35
ConocoPhillips	2.31
Procter & Gamble Co.	2.17
American International Group	2.10%
Pepsico Inc.	1.89
BP PLC Spons ADR	1.80
Deere & Co.	1.71
Pfizer, Inc.	1.50
Danaher Corp.	1.42

Common Stock Investments by Sector**

By Portfolio’s net assets

*              Top Ten Equity Holdings represented 20.16% of Portfolio net assets as of June 30, 2007. Holdings are subject to change due to active management.

**       As a percentage of the Portfolio’s net assets as of June 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FUND PERFORMANCE

Performance*

Share Class Symbol	Class A EXTGX	Class B EYTGX	Class C EZTGX	Class I EITGX
Average Annual Total Returns (at net asset value)
Six Months	5.86%	5.50%	5.41%	6.02%
One Year	16.59	15.74	15.68	16.91
Five Years	8.59	7.78	7.77	8.87
Life of Fund†	3.89	3.06	3.07	4.07
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.24%	0.50%	4.41%	6.02%
One Year	9.86	10.74	14.68	16.91
Five Years	7.33	7.49	7.77	8.87
Life of Fund†	2.92	3.06	3.07	4.07

†               Inception Dates – Class A, Class B, Class C, and Class I: 2/28/01

*              Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual

Operating Expenses**

	Class A	Class B	Class C	Class I
Expense Ratio	0.95%	1.70%	1.70%	0.70%

**       From the Fund’s prospectus dated 5/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	16.59%	8.59%	3.89%
Return After Taxes on Distributions	16.44	8.52	3.83
Return After Taxes on Distributions and Sale of Fund Shares	10.97	7.46	3.34

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.86%	7.33%	2.92%
Return After Taxes on Distributions	9.72	7.26	2.87
Return After Taxes on Distributions and Sale of Fund Shares	6.59	6.34	2.50

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	15.68%	7.77%	3.07%
Return After Taxes on Distributions	15.65	7.76	3.06
Return After Taxes on Distributions and Sale of Fund Shares	10.23	6.74	2.64

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	14.68%	7.77%	3.07%
Return After Taxes on Distributions	14.65	7.76	3.06
Return After Taxes on Distributions and Sale of Fund Shares	9.58	6.74	2.64

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	15.74%	7.78%	3.06%
Return After Taxes on Distributions	15.71	7.78	3.06
Return After Taxes on Distributions and Sale of Fund Shares	10.26	6.75	2.63

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.74%	7.49%	3.06%
Return After Taxes on Distributions	10.71	7.48	3.06
Return After Taxes on Distributions and Sale of Fund Shares	7.01	6.49	2.63

Average Annual Total Returns

(For the periods ended June 30, 2007)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	16.91%	8.87%	4.07%
Return After Taxes on Distributions	16.72	8.77	4.00
Return After Taxes on Distributions and Sale of Fund Shares	11.22	7.70	3.50

Class A, Class B, Class C, and Class I of the Fund commenced operations on 2/28/01.Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes .Actual after-tax return depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown.After-taxreturns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

4

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/07)	Ending Account Value (6/30/07)	Expenses Paid During Period* (1/1/07 – 6/30/07)
Actual
Class A	$1,000.00	$1,058.60	$4.90
Class B	$1,000.00	$1,055.00	$8.71
Class C	$1,000.00	$1,054.10	$8.71
Class I	$1,000.00	$1,060.20	$3.68
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.81
Class B	$1,000.00	$1,016.30	$8.55
Class C	$1,000.00	$1,016.30	$8.55
Class I	$1,000.00	$1,021.20	$3.61

* Expenses are equal to the Fund's annualized expense ratio of 0.96% of Class A shares, 1.71% for Class B shares, 1.71% for Class C shares, and 0.72% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $940,469,779)	$1,372,441,874
Receivable for Fund shares sold	1,596,062
Total assets	$1,374,037,936
Liabilities
Payable for Fund shares redeemed	$3,142,106
Payable to affiliate for distribution and service fees	1,122,039
Payable to affiliate for administration fee	170,582
Payable to affiliate for Trustees' fees	1,764
Other accrued expenses	293,188
Total liabilities	$4,729,679
Net Assets	$1,369,308,257
Sources of Net Assets
Paid-in capital	$1,023,007,310
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(90,502,012)
Accumulated undistributed net investment income	4,830,864
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	431,972,095
Total	$1,369,308,257
Class A Shares
Net Assets	$682,296,109
Shares Outstanding	54,772,465
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.46
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.46)	$13.22
Class B Shares
Net Assets	$313,236,650
Shares Outstanding	25,906,009
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.09
Class C Shares
Net Assets	$360,937,910
Shares Outstanding	29,844,381
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.09
Class I Shares
Net Assets	$12,837,588
Shares Outstanding	1,026,915
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.50
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $270,889)	$13,613,005
Interest allocated from Portfolio	157,246
Security lending income allocated from Portfolio, net	58,917
Expenses allocated from Portfolio	(3,022,147)
Net investment income from Portfolio	$10,807,021
Expenses
Administration fee	$1,013,482
Trustees' fees and expenses	1,680
Distribution and service fees Class A	835,524
Class B	1,593,071
Class C	1,772,103
Transfer and dividend disbursing agent fees	551,011
Printing and postage	48,618
Legal and accounting services	27,066
Registration fees	20,815
Custodian fee	18,100
Miscellaneous	102,923
Total expenses	$5,984,393
Net investment income	$4,822,628
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$27,818,257
Foreign currency transactions	123
Net realized gain	$27,818,380
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$42,574,673
Foreign currency	(2,709)
Net change in unrealized appreciation (depreciation)	$42,571,964
Net realized and unrealized gain	$70,390,344
Net increase in net assets from operations	$75,212,972

See notes to financial statements
6

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$4,822,628	$6,707,331
Net realized gain from investment transactions and foreign currency transactions	27,818,380	45,814,269
Net change in unrealized appreciation (depreciation) of investments and foreign currency	42,571,964	104,358,869
Net increase in net assets from operations	$75,212,972	$156,880,469
Distributions to shareholders — From net investment income Class A	$—	$(5,734,627)
Class B	—	(436,872)
Class C	—	(622,358)
Class I	—	(92,002)
Total distributions to shareholders	$—	$(6,885,859)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$40,759,083	$80,178,914
Class B	2,456,691	7,395,494
Class C	14,813,670	26,573,897
Class I	57,467,417	8,173,547
Net asset value of shares issued to shareholders in payment of distributions declared Class A	—	4,440,912
Class B	—	352,225
Class C	—	441,549
Class I	—	42,840
Cost of shares redeemed Class A	(61,506,699)	(138,073,285)
Class B	(30,078,221)	(64,758,009)
Class C	(24,879,954)	(63,519,054)
Class I	(57,025,862)	(5,436,247)
Net asset value of shares exchanged Class A	3,488,021	4,360,983
Class B	(3,488,021)	(4,360,983)
Net decrease in net assets from Fund share transactions	$(57,993,875)	$(144,187,217)
Net increase in net assets	$17,219,097	$5,807,393
Net Assets
At beginning of period	$1,352,089,160	$1,346,281,767
At end of period	$1,369,308,257	$1,352,089,160
Accumulated undistributed net investment income included in net assets
At end of period	$4,830,864	$8,236

See notes to financial statements
7

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Net asset value — Beginning of period	$11.770		$10.500	$10.150		$9.350		$7.600	$9.480
Income (loss) from operations
Net investment income(1)	$0.065		$0.099	$0.072		$0.063		$0.040	$0.027
Net realized and unrealized gain (loss)	0.625		1.274	0.347		0.789		1.723	(1.907)
Total income (loss) from operations	$0.690		$1.373	$0.419		$0.852		$1.763	$(1.880)
Less distributions
From net investment income	$—		$(0.103)	$(0.069)		$(0.052)		$(0.013)	$—
Total distributions	$—		$(0.103)	$(0.069)		$(0.052)		$(0.013)	$—
Net asset value — End of period	$12.460		$11.770	$10.500		$10.150		$9.350	$7.600
Total Return(2)	5.86	%(8)	13.07%	4.12%		9.12%		23.20%	(19.83)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$682,296		$661,149	$637,731		$670,319		$583,971	$379,172
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.96	%(4)	0.95%	0.99	%(5)	0.97	%(5)	1.01%	1.01%
Expenses after custodian fee reduction(3)	0.96	%(4)	0.95%	0.99	%(5)	0.97	%(5)	1.01%	1.01%
Net investment income	1.09	%(4)	0.90%	0.71	%(5)	0.66	%(5)	0.49%	0.32%
Portfolio Turnover of the Portfolio(6)	1%		1%	0	%(7)	3%		15%	23%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(7)  Amounts to less than 1%.

(8)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Net asset value — Beginning of period	$11.460		$10.230	$9.900		$9.140		$7.470	$9.400
Income (loss) from operations
Net investment income (loss)(1)	$0.019		$0.015	$(0.004)		$(0.008)		$(0.021)	$(0.037)
Net realized and unrealized gain (loss)	0.611		1.230	0.334		0.768		1.691	(1.893)
Total income (loss) from operations	$0.630		$1.245	$0.330		$0.760		$1.670	$(1.930)
Less distributions
From net investment income	$—		$(0.015)	$—		$—		$—	$—
Total distributions	$—		$(0.015)	$—		$—		$—	$—
Net asset value — End of period	$12.090		$11.460	$10.230		$9.900		$9.140	$7.470
Total Return(2)	5.50	%(8)	12.17%	3.33%		8.32%		22.36%	(20.53)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$313,237		$327,224	$350,939		$391,010		$344,432	$255,721
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.71	%(4)	1.70%	1.74	%(5)	1.72	%(5)	1.77%	1.76%
Expenses after custodian fee reduction(3)	1.71	%(4)	1.70%	1.74	%(5)	1.72	%(5)	1.77%	1.76%
Net investment income (loss)	0.33	%(4)	0.14%	(0.04	)%(5)	(0.09	)%(5)	(0.26)%	(0.44)%
Portfolio Turnover of the Portfolio(6)	1%		1%	0	%(7)	3%		15%	23%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(7)  Amounts to less than 1%.

(8)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Net asset value — Beginning of period	$11.470		$10.230	$9.900		$9.150		$7.480	$9.400
Income (loss) from operations
Net investment income (loss)(1)	$0.020		$0.016	$(0.004)		$(0.008)		$(0.020)	$(0.036)
Net realized and unrealized gain (loss)	0.600		1.244	0.334		0.758		1.690	(1.884)
Total income (loss) from operations	$0.620		$1.260	$0.330		$0.750		$1.670	$(1.920)
Less distributions
From net investment income	$—		$(0.020)	$—		$—		$—	$—
Total distributions	$—		$(0.020)	$—		$—		$—	$—
Net asset value — End of period	$12.090		$11.470	$10.230		$9.900		$9.150	$7.480
Total Return(2)	5.41	%(8)	12.32%	3.33%		8.20%		22.33%	(20.43)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$360,938		$351,954	$349,504		$366,421		$333,398	$243,633
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.71	%(4)	1.70%	1.74	%(5)	1.72	%(5)	1.76%	1.76%
Expenses after custodian fee reduction(3)	1.71	%(4)	1.70%	1.74	%(5)	1.72	%(5)	1.76%	1.76%
Net investment income (loss)	0.34	%(4)	0.15%	(0.04	)%(5)	(0.09	)%(5)	(0.25)%	(0.44)%
Portfolio Turnover of the Portfolio(6)	1%		1%	0	%(7)	3%		15%	23%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(7)  Amounts to less than 1%.

(8)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Net asset value — Beginning of period	$11.790		$10.510	$10.160		$9.360		$7.600	$9.460
Income (loss) from operations
Net investment income(1)	$0.076		$0.126	$0.098		$0.090		$0.060	$0.052
Net realized and unrealized gain (loss)	0.634		1.285	0.348		0.785		1.723	(1.912)
Total income (loss) from operations	$0.710		$1.411	$0.446		$0.875		$1.783	$(1.860)
Less distributions
From net investment income	$—		$(0.131)	$(0.096)		$(0.075)		$(0.023)	$—
Total distributions	$—		$(0.131)	$(0.096)		$(0.075)		$(0.023)	$—
Net asset value — End of period	$12.500		$11.790	$10.510		$10.160		$9.360	$7.600
Total Return(2)	6.02	%(8)	13.41%	4.38%		9.35%		23.46%	(19.66)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,838		$11,762	$8,107		$8,868		$5,664	$3,604
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	0.72	%(4)	0.70%	0.74	%(5)	0.72	%(5)	0.77%	0.74%
Expenses after custodian fee reduction(3)	0.72	%(4)	0.70%	0.74	%(5)	0.72	%(5)	0.77%	0.74%
Net investment income	1.27	%(4)	1.13%	0.96	%(5)	0.94	%(5)	0.74%	0.64%
Portfolio Turnover of the Portfolio(6)	1%		1%	0	%(7)	3%		15%	23%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

(5)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(6)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(7)  Amounts to less than 1%.

(8)  Not annualized.

See notes to financial statements
11

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.5% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $44,360,728 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010 ($22,271,630), December 31, 2011 ($20,145,448) and December 31, 2013 ($1,943,650).

At December 31, 2006, net losses of $478 attributable to currency transactions incurred after October 31, 2006 are treated as arising on the first day of the Fund's taxable year ending December 31, 2007.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	3,380,082	7,266,817
Issued to shareholders electing to receive payments of distributions in Fund shares	—	375,396
Redemptions	(5,084,173)	(12,612,657)
Exchange from Class B shares	284,511	398,751
Net decrease	(1,419,580)	(4,571,693)
Class B	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	209,530	692,767
Issued to shareholders electing to receive payments of distributions in Fund shares	—	30,549
Redemptions	(2,556,260)	(6,081,591)
Exchange to Class A shares	(292,702)	(410,646)
Net decrease	(2,639,432)	(5,768,921)
Class C	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	1,263,044	2,478,097
Issued to shareholders electing to receive payments of distributions in Fund shares	—	38,296
Redemptions	(2,114,785)	(5,971,984)
Net decrease	(851,741)	(3,455,591)
Class I	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Sales	4,717,101	696,029
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,612
Redemptions	(4,687,890)	(473,049)
Net increase	29,211	226,592

13

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2007, the administration fee amounted to $1,013,482. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2007, EVM received $38,556 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee, earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $68,540 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2007.

Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2007 amounted to $835,524 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 of the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended June 30, 2007 amounted to $1,194,803 and $1,329,077 for Class B and Class C shares, respectively. At June 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $15,067,000 and $28,717,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended June 30, 2007 amounted to $398,268 and $443,026 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending upon the circumstances of the purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

14

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $1,000, $266,000 and $7,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $115,583,879 and $178,217,027, respectively, for the six months ended June 30, 2007. Decreases in the Fund's investment in the Portfolio include the distribution of common stock as the result of redemptions in-kind of $51,070,873 for the six months ended June 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

15

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Company (The)	969,237	$93,201,830
General Dynamics Corp.	1,471,000	115,061,620
Honeywell International, Inc.	294,280	16,562,078
Lockheed Martin Corp.	19,800	1,863,774
Northrop Grumman Corp.	3,106,163	241,876,913
Raytheon Co.	37,574	2,024,863
Rockwell Collins, Inc.	129,632	9,157,204
United Technologies Corp.	3,693,938	262,011,022
		$741,759,304
Air Freight & Logistics — 2.6%
CH Robinson Worldwide, Inc.	1,561,973	$82,034,822
FedEx Corp.	2,219,776	246,328,543
United Parcel Service, Inc., Class B	2,908,797	212,342,181
		$540,705,546
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,756,930
		$5,756,930
Auto Components — 0.1%
BorgWarner, Inc.	70,272	$6,046,203
Delphi Corp.(1)	5,361	12,713
Johnson Controls, Inc.	208,723	24,163,862
		$30,222,778
Automobiles — 0.1%
DaimlerChrysler AG(2)	24,284	$2,232,914
Ford Motor Co.	83,266	784,366
General Motors Corp.	33,939	1,282,894
Harley-Davidson, Inc.	145,740	8,687,561
		$12,987,735
Beverages — 4.8%
Anheuser-Busch Companies, Inc.	4,860,780	$253,538,285
Brown-Forman Corp., Class A	479,732	36,397,267
Brown-Forman Corp., Class B	45,820	3,348,526
Coca-Cola Co. (The)	5,192,590	271,624,383
Coca-Cola Enterprises, Inc.	1,706,930	40,966,320
PepsiCo, Inc.	6,127,237	397,351,319
		$1,003,226,100

Security	Shares	Value
Biotechnology — 1.4%
Amgen, Inc.(1)	4,566,551	$252,484,605
Biogen Idec, Inc.(1)	211,211	11,299,788
Celera Group(1)	493	6,113
Genentech, Inc.(1)	6,700	506,922
Genzyme Corp.(1)	322,155	20,746,782
Gilead Sciences, Inc.(1)	230,964	8,954,474
Vertex Pharmaceuticals, Inc.(1)	13,000	371,280
		$294,369,964
Building Products — 0.6%
American Standard Companies, Inc.	542,047	$31,969,932
Masco Corp.	3,444,946	98,077,613
		$130,047,545
Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	20,520	$2,642,155
Ameriprise Financial, Inc.	67,314	4,279,151
Bank of New York Mellon Corp.	429,048	17,779,749
Bear Stearns Companies, Inc.	95,740	13,403,600
Charles Schwab Corp. (The)	803,107	16,479,756
Credit Suisse Group(2)	155,136	10,976,428
Deutsche Bank AG(2)	16,000	2,315,840
E*Trade Financial Corp.(1)	45,935	1,014,704
Federated Investors, Inc., Class B	1,599,819	61,321,062
Franklin Resources, Inc.	663,129	87,844,699
Goldman Sachs Group, Inc.	1,115,548	241,795,029
Investors Financial Services Corp.	450,386	27,775,305
Knight Capital Group, Inc., Class A(1)	1,000,000	16,600,000
Legg Mason, Inc.	46,784	4,602,610
Lehman Brothers Holdings, Inc.	192,474	14,343,162
Mellon Financial Corp.	390,695	17,190,580
Merrill Lynch & Co., Inc.	2,563,494	214,256,829
Morgan Stanley	3,045,185	255,430,118
Northern Trust Corp.	723,979	46,508,411
Piper Jaffray Cos., Inc.(1)	12,636	704,204
Raymond James Financial, Inc.	221,005	6,829,054
State Street Corp.	166,569	11,393,320
T. Rowe Price Group, Inc.	341,862	17,739,219
UBS AG(2)	192,683	11,562,907
Waddell & Reed Financial, Inc., Class A	273,635	7,117,246
		$1,111,905,138

See notes to financial statements
16

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals — 0.8%
Arch Chemicals, Inc.	4,950	$173,943
Ashland, Inc.	46,969	3,003,668
Dow Chemical Co. (The)	247,778	10,956,743
Du Pont E.I. de Nemours and Co.	1,006,607	51,175,900
Ecolab, Inc.	407,411	17,396,450
Monsanto Co.	39,168	2,645,407
Olin Corp.	9,900	207,900
PPG Industries, Inc.	27,142	2,065,778
Rohm and Haas Co.	2,380	130,138
Sigma-Aldrich Corp.	1,136,628	48,499,917
Tronox, Inc., Class B	26,441	371,496
Valspar Corp. (The)	1,219,107	34,634,830
		$171,262,170
Commercial Banks — 7.2%
Associated Banc-Corp.	991,726	$32,429,440
Bank of Hawaii Corp.	69,735	3,601,115
Bank of Montreal(2)	288,309	18,575,749
BB&T Corp.	1,584,205	64,445,459
City National Corp.	151,703	11,543,081
Comerica, Inc.	477,031	28,369,034
Commerce Bancshares, Inc.	171,056	7,748,837
Compass Bancshares, Inc.	53,487	3,689,533
Fifth Third Bancorp	3,127,366	124,375,346
First Horizon National Corp.	146,168	5,700,552
First Midwest Bancorp, Inc.	523,358	18,584,443
HSBC Holdings PLC (Hungary) (ADR)	220,592	4,034,501
HSBC Holdings PLC (UK) (ADR)	579,110	53,144,925
Huntington Bancshares, Inc.	583,001	13,257,443
KeyCorp	744,846	25,570,563
M&T Bank Corp.	79,377	8,485,401
Marshall & Ilsley Corp.	663,221	31,589,216
National City Corp.	1,544,631	51,467,105
PNC Financial Services Group, Inc.	173,375	12,410,182
Regions Financial Corp.	2,323,553	76,909,604
Royal Bank of Canada(2)	612,432	32,501,766
Societe Generale(2)	1,606,685	297,045,190
SunTrust Banks, Inc.	1,185,863	101,675,894
Synovus Financial Corp.	832,207	25,548,755
Toronto-Dominion Bank (The)(2)	17,915	1,226,998
Trustmark Corp.	205,425	5,312,290
U.S. Bancorp	4,761,273	156,883,945
Valley National Bancorp.	5,229	117,600

Security	Shares	Value
Commercial Banks (continued)
Wachovia Corp.	2,724,255	$139,618,069
Wells Fargo & Co.	3,444,935	121,158,364
Westamerica Bancorporation	1,968	87,064
Zions Bancorp.	352,512	27,111,698
		$1,504,219,162
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.(1)	15,490	$357,044
Allied Waste Industries, Inc.(1)	953,435	12,833,235
Avery Dennison Corp.	56,594	3,762,369
Cintas Corp.	281,813	11,111,887
Donnelley (R.R.) & Sons Co.	54,404	2,367,118
Herman Miller, Inc.	541,800	17,120,880
HNI Corp.	500,078	20,503,198
Manpower, Inc.	706	65,121
PHH Corp.(1)	20,110	627,633
Pitney Bowes, Inc.	37,822	1,770,826
Waste Management, Inc.	465,261	18,168,442
		$88,687,753
Communications Equipment — 2.3%
ADC Telecommunications, Inc.(1)	21,340	$391,162
Alcatel SA (ADR)	89,240	1,249,360
Avaya, Inc.(1)	11,738	197,668
Cisco Systems, Inc.(1)	8,561,242	238,430,590
Comverse Technology, Inc.(1)	25,350	528,547
Corning, Inc.(1)	3,672,512	93,832,682
Dycom Industries, Inc.(1)	58,083	1,741,328
Juniper Networks, Inc.(1)	136,172	3,427,449
Motorola, Inc.	1,266,823	22,422,767
Nokia Oyj (ADR)	1,994,233	56,057,890
Nortel Networks Corp.(1)(2)	72,544	1,744,683
QUALCOMM, Inc.	1,351,558	58,644,102
Riverstone Networks, Inc.(3)	28,706	0
Tellabs, Inc.(1)	25,118	270,270
		$478,938,498
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc.(1)	5,418	$42,369
Dell, Inc.(1)	4,426,012	126,362,643
EMC Corp.(1)	1,814,621	32,844,640
Gateway, Inc.(1)	65,556	104,234

See notes to financial statements
17

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computer Peripherals (continued)
Hewlett-Packard Co.	911,358	$40,664,794
International Business Machines Corp.	1,698,151	178,730,393
Lexmark International, Inc., Class A(1)	1,668,411	82,269,346
Network Appliance, Inc.(1)	369,094	10,777,545
Palm, Inc.(1)	398	6,372
Sun Microsystems, Inc.(1)	319,180	1,678,887
		$473,481,223
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	108,010	$6,211,655
		$6,211,655
Construction Materials — 0.2%
Cemex SAB de CV (ADR)(1)	51,226	$1,890,239
CRH PLC(2)	207,894	10,213,895
Vulcan Materials Co.	206,614	23,665,568
		$35,769,702
Consumer Finance — 1.1%
American Express Co.	686,794	$42,018,057
Capital One Financial Corp.	1,709,842	134,120,006
SLM Corp.	916,399	52,766,254
		$228,904,317
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,794,271
Sealed Air Corp.	42,528	1,319,219
Sonoco Products Co.	128,617	5,506,094
Temple-Inland, Inc.	115,924	7,132,804
		$23,752,388
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,446,766
		$9,446,766
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A(1)	28,651	$1,674,078
H&R Block, Inc.	1,603,312	37,469,401
Laureate Education, Inc.(1)	302,518	18,653,260
ServiceMaster Co. (The)	320,455	4,954,234
		$62,750,973

Security	Shares	Value
Diversified Financial Services — 2.8%
Bank of America Corp.	3,677,698	$179,802,655
Citigroup, Inc.	4,600,841	235,977,135
ING Groep N.V. (ADR)	264,281	11,620,436
JPMorgan Chase & Co.	2,727,474	132,146,115
Moody's Corp.	309,906	19,276,153
		$578,822,494
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,501,341	$62,305,652
BCE, Inc.(2)(4)	2,653,500	100,275,765
Bell Aliant Regional Communications, Inc.(1)(2)(3)(5)	210,251	6,196,351
Cincinnati Bell, Inc.(1)	169,013	976,895
Citizens Communications Co.	6,949	106,111
Deutsche Telekom AG (ADR)	1,843,732	33,943,106
Embarq Corp.	16,420	1,040,535
McLeod USA, Inc., Class A(1)(3)	947	0
Qwest Communications International, Inc.(1)	38,011	368,707
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	109,237,855
Verizon Communications, Inc.	467,218	19,235,365
Windstream Corp.	1,021,380	15,075,569
		$348,761,911
Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$7,635,675
Exelon Corp.	1,003,134	72,827,528
Southern Co. (The)	65,985	2,262,626
		$82,725,829
Electrical Equipment — 0.6%
Emerson Electric Co.	2,531,458	$118,472,234
Rockwell Automation, Inc.	112,400	7,805,056
Roper Industries, Inc.	46,244	2,640,532
Thomas & Betts Corp.(1)	22,600	1,310,800
		$130,228,622
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.(1)	460,970	$17,719,687
Arrow Electronics, Inc.(1)	8,750	336,262
Flextronics International, Ltd.(1)(2)	441,607	4,769,356
Jabil Circuit, Inc.	2,082,013	45,950,027
National Instruments Corp.	88,674	2,888,112

See notes to financial statements
18

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electronic Equipment & Instruments (continued)
Plexus Corp.(1)	142,747	$3,281,754
Sanmina-SCI Corp.(1)	18,166	56,860
Solectron Corp.(1)	1,670,613	6,147,856
		$81,149,914
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	196,687	$16,547,277
GlobalSantaFe Corp.(2)	20,000	1,445,000
Halliburton Co.	1,263,716	43,598,202
Schlumberger, Ltd.(2)	1,191,974	101,246,272
Smith International, Inc.	120,165	7,046,476
Transocean, Inc.(1)(2)	103,602	10,979,740
		$180,862,967
Food & Staples Retailing — 2.1%
Casey's General Stores, Inc.	12,551	$342,140
Costco Wholesale Corp.	928,292	54,323,648
CVS/Carework Corp.	2,183,069	79,572,865
Kroger Co. (The)	1,378,442	38,775,573
Safeway, Inc.	1,135,280	38,633,578
Sysco Corp.	2,293,201	75,652,701
Walgreen Co.	1,197,517	52,139,890
Wal-Mart Stores, Inc.	2,199,822	105,833,436
		$445,273,831
Food Products — 2.5%
Archer-Daniels-Midland Co.	1,397,167	$46,232,256
Campbell Soup Co.	1,295,515	50,278,937
ConAgra Foods, Inc.	482,834	12,968,921
Dean Foods Co.	286,449	9,129,130
Del Monte Foods Co.	99,492	1,209,823
General Mills, Inc.	132,648	7,749,296
H.J. Heinz Co.	248,095	11,777,070
Hershey Co. (The)	496,414	25,128,477
J.M. Smucker Co. (The)	6,121	389,663
Kellogg Co.	54,076	2,800,596
Kraft Foods, Inc.	407,073	14,349,323
Nestle SA(2)	275,000	104,143,164
Sara Lee Corp.	4,299,814	74,816,764
Smithfield Foods, Inc.(1)	3,495,324	107,621,026
TreeHouse Foods, Inc.(1)	25,945	690,396
Tyson Foods, Inc., Class A	241,647	5,567,547
Unilever PLC (ADR)	1,755	56,616
William Wrigley Jr. Co.	997,511	55,172,333
		$530,081,338

Security	Shares	Value
Health Care Equipment & Supplies — 1.1%
Advanced Medical Optics, Inc.(1)	9,834	$343,010
Baxter International, Inc.	241,763	13,620,927
Becton, Dickinson and Co.	63,708	4,746,246
Biomet, Inc.	276,842	12,657,216
Boston Scientific Corp.(1)	1,142,412	17,524,600
DENTSPLY International, Inc.	7,701	294,640
Hospira, Inc.(1)	111,411	4,349,485
Medtronic, Inc.	2,727,364	141,441,097
St. Jude Medical, Inc.(1)	84,585	3,509,432
Stryker Corp.	153,338	9,674,094
Zimmer Holdings, Inc.(1)	299,524	25,426,592
		$233,587,339
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	368,007	$18,205,306
Cardinal Health, Inc.	2,191,625	154,816,390
CIGNA Corp.	45,108	2,355,540
Express Scripts, Inc.(1)	196,994	9,851,670
Health Management Associates, Inc., Class A	124,425	1,413,468
Henry Schein, Inc.(1)	1,124,569	60,085,722
McKesson Corp.	6,462	385,394
Medco Health Solutions, Inc.(1)	167,155	13,036,418
Sunrise Senior Living, Inc.(1)	8,000	319,920
Tenet Healthcare Corp.(1)	3,478	22,642
UnitedHealth Group, Inc.	420,951	21,527,434
WellPoint, Inc.(1)	680,654	54,336,609
		$336,356,513
Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,857,367
		$3,857,367
Hotels, Restaurants & Leisure — 1.1%
Bob Evans Farms, Inc.	1,792	$66,035
Carnival Corp.(2)	543,886	26,525,320
Darden Restaurants, Inc.	184,714	8,125,569
Gaylord Entertainment Co.(1)	95,515	5,123,425
International Game Technology	409,904	16,273,189
International Speedway Corp., Class A	118,344	6,237,912
Marriott International, Inc., Class A	421,554	18,227,995
McDonald's Corp.	921,691	46,785,035
MGM MIRAGE(1)	188,890	15,579,647
Starbucks Corp.(1)	2,254,271	59,152,071
Wyndham Worldwide Corp.(1)	128,055	4,643,274
Yum! Brands, Inc.	494,666	16,185,472
		$222,924,944

See notes to financial statements
19

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 0.4%
Blyth, Inc.	370,933	$9,859,399
D.R. Horton, Inc.	637,557	12,706,511
Fortune Brands, Inc.	107,860	8,884,428
Leggett & Platt, Inc.	1,772,040	39,073,482
Newell Rubbermaid, Inc.	291,589	8,581,464
		$79,105,284
Household Products — 2.9%
Clorox Co. (The)	14,873	$923,613
Colgate-Palmolive Co.	704,942	45,715,489
Energizer Holdings, Inc.(1)	76,555	7,624,878
Kimberly-Clark Corp.	1,326,330	88,718,214
Procter & Gamble Co. (The)	7,470,494	457,119,528
		$600,101,722
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	40,339	$882,617
Dynegy, Inc., Class A(1)	22,688	214,175
TXU Corp.	136,092	9,158,992
		$10,255,784
Industrial Conglomerates — 3.0%
3M Co.	1,012,150	$87,844,498
General Electric Co.	12,916,776	494,454,185
Teleflex, Inc.	11,574	946,522
Textron, Inc.	12,838	1,413,592
Tyco International, Ltd.(2)	1,130,011	38,183,072
		$622,841,869
Insurance — 5.4%
Aegon, N.V. (ADR)	5,182,849	$101,842,983
AFLAC, Inc.	2,221,978	114,209,669
Allstate Corp. (The)	194,023	11,934,355
American International Group, Inc.	6,290,289	440,508,939
AON Corp.	474,867	20,234,083
Arthur J. Gallagher & Co.	557,025	15,529,857
Berkshire Hathaway, Inc., Class A(1)	641	70,173,475
Berkshire Hathaway, Inc., Class B(1)	40,424	145,728,520
Chubb Corp.	30,648	1,659,283
Hartford Financial Services Group, Inc. (The)	46,301	4,561,112
Lincoln National Corp.	224,488	15,927,424
LSI Logic Corp.	7,258	423,069
Manulife Financial Corp.(2)	246,658	9,205,277
Marsh & McLennan Cos., Inc.	478,635	14,780,249

Security	Shares	Value
Insurance (continued)
MetLife, Inc.	65,779	$4,241,430
Old Republic International Corp.	298,056	6,336,671
Progressive Corp. (The)	3,774,948	90,334,506
SAFECO Corp.	161,000	10,023,860
Torchmark Corp.	318,929	21,368,243
Travelers Companies., Inc. (The)	348,910	18,666,685
UnumProvident Corp.	52,000	1,357,720
XL Capital Ltd., Class A(2)	187,100	15,770,659
		$1,134,818,069
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	42,476	$2,905,783
Expedia, Inc.(1)	403,096	11,806,682
IAC/InterActiveCorp(1)	429,832	14,876,486
Liberty Media Corp. - Interactive(1)	256,350	5,724,296
		$35,313,247
Internet Software & Services — 0.6%
eBay, Inc.(1)	1,257,244	$40,458,112
Google, Inc., Class A(1)	171,734	89,882,141
		$130,340,253
IT Services — 2.4%
Accenture Ltd., Class A(2)	2,739,520	$117,498,013
Acxiom Corp.	74,785	1,978,063
Affiliated Computer Services, Inc.(1)	183,730	10,421,166
Automatic Data Processing, Inc.	1,493,739	72,401,529
BISYS Group, Inc. (The)(1)	65,000	768,950
Broadridge Financial Solutions, Inc.	372,911	7,130,058
Computer Sciences Corp.(1)	226,702	13,409,423
DST Systems, Inc.(1)	22,600	1,790,146
Electronic Data Systems Corp.	1,252	34,718
Fidelity National Information Services, Inc.	42,862	2,326,549
First Data Corp.	3,492,352	114,095,140
Fiserv, Inc.(1)	832,355	47,277,764
Gartner, Inc., Class A(1)	30,575	751,839
Paychex, Inc.	869,193	34,002,830
Perot Systems Corp.(1)	625,309	10,655,265
Safeguard Scientifics, Inc.(1)	26,579	74,687
Western Union Co.	3,488,152	72,658,206
		$507,274,346

See notes to financial statements
20

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,772	$2,526,185
Mattel, Inc.	30,514	771,699
		$3,297,884
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,647,927
Invitrogen Corp.(1)	429,910	31,705,863
PerkinElmer, Inc.	254,526	6,632,948
		$40,986,738
Machinery — 3.8%
Caterpillar, Inc.	215,457	$16,870,283
Danaher Corp.	3,959,362	298,931,831
Deere & Co.	2,970,000	358,597,800
Donaldson Co., Inc.	77,792	2,765,506
Dover Corp.	522,290	26,715,133
Illinois Tool Works, Inc.	1,656,408	89,760,750
ITT Industries, Inc.	8,428	575,464
Nordson Corp.	20,306	1,018,549
Parker Hannifin Corp.	14,021	1,372,796
		$796,608,112
Media — 4.6%
Catalina Marketing Corp.	79,803	$2,513,794
CBS Corp., Class A	14,887	496,184
CBS Corp., Class B	556,629	18,546,878
Citadel Broadcasting Corp.	380,396	2,453,554
Comcast Corp., Class A(1)	2,846,238	80,036,213
Comcast Corp., Class A Special(1)	3,544,342	99,099,802
Discovery Holding Co., Class A(1)	99,839	2,295,299
E.W. Scripps Co. (The), Class A	51,066	2,333,206
EchoStar Communications Corp., Class A(1)	35,150	1,524,455
Entercom Communications Corp.	220,000	5,475,800
Gannett Co., Inc.	460,808	25,321,400
Havas SA (ADR)	3,142,938	17,756,510
Idearc, Inc.	23,103	816,229
Interpublic Group of Companies, Inc., (The)(1)	932,692	10,632,689
Lamar Advertising Co.	241,409	15,150,829
Liberty Global, Inc., Class A(1)	46,731	1,917,840
Liberty Global, Inc., Class C(1)	48,416	1,902,749
Liberty Media Holding Corp.-Capital, Series A(1)	51,270	6,033,454
Live Nation, Inc.(1)	9,936	222,368
McClatchy Co., (The), Class A	7,177	181,650
McGraw-Hill Companies, Inc., (The)	471,684	32,112,247

Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	22,468	$570,687
News Corp., Class A	187,934	3,986,080
Omnicom Group, Inc.	4,815,430	254,832,556
Publicis Groupe(2)	329,132	14,513,226
Time Warner, Inc.	4,048,882	85,188,477
Tribune Co.	1,446,781	42,535,361
Viacom, Inc., Class A(1)	13,791	573,706
Viacom, Inc., Class B(1)	524,573	21,837,974
Vivendi SA (ADR)	174,913	7,508,211
Walt Disney Co. (The)	4,951,132	169,031,646
Washington Post Co. (The), Class B	16,470	12,782,202
WPP Group PLC(2)	139,450	2,083,849
WPP Group PLC (ADR)	256,051	19,139,812
		$961,406,937
Metals & Mining — 0.1%
Alcoa, Inc.	85,947	$3,483,432
Freeport-McMoRan Copper & Gold, Inc.	21,456	1,776,986
Nucor Corp.	112,388	6,591,556
Steel Dynamics, Inc.	343,864	14,411,340
		$26,263,314
Multiline Retail — 1.7%
99 Cents Only Stores(1)	220,659	$2,892,839
Dollar General Corp.	52,668	1,154,483
Dollar Tree Stores, Inc.(1)	626,033	27,263,737
Family Dollar Stores, Inc.	2,242,765	76,971,695
J.C. Penney Company, Inc.	130,349	9,434,661
Macy's, Inc.	231,607	9,213,326
Nordstrom, Inc.	131,384	6,716,350
Sears Holdings Corp.(1)	4,563	773,429
Target Corp.	3,521,816	223,987,498
		$358,408,018
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$245,050
PG&E Corp.	3,000	135,900
Wisconsin Energy Corp.	9,576	423,546
		$804,496
Office Electronics — 0.0%
Xerox Corp.(1)	32,878	$607,585
Zebra Technologies Corp., Class A(1)	13,500	522,990
		$1,130,575

See notes to financial statements
21

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	4,465,370	$232,154,586
Apache Corp.	2,145,450	175,047,265
BP PLC (ADR)	5,258,675	379,360,814
Chevron Corp.	573,898	48,345,168
ConocoPhillips	6,177,923	484,966,955
Devon Energy Corp.	818,602	64,088,351
El Paso Corp.	97,665	1,682,768
Exxon Mobil Corp.	7,297,317	612,098,950
Hess Corp.	55,051	3,245,807
Marathon Oil Corp.	175,844	10,543,606
Murphy Oil Corp.	44,679	2,655,720
Royal Dutch Shell PLC (ADR)	9,594	799,660
Royal Dutch Shell PLC (ADR)	157,131	12,759,037
Spectra Energy Corp.	255,675	6,637,323
Total SA (ADR)	272,750	22,087,295
Williams Cos., Inc. (The)	223,515	7,067,544
		$2,063,540,849
Paper and Forest Products — 0.1%
International Paper Co.	155,342	$6,066,105
MeadWestvaco Corp.	45,590	1,610,239
Neenah Paper, Inc.	33,023	1,362,529
Weyerhaeuser Co.	85,055	6,713,391
		$15,752,264
Personal Products — 0.0%
Avon Products, Inc.	173,400	$6,372,450
Estee Lauder Cos., Inc., (The) Class A	13,035	593,223
		$6,965,673
Pharmaceuticals — 7.3%
Abbott Laboratories	3,736,749	$200,102,909
Allergan, Inc.	276,600	15,943,224
Bristol-Myers Squibb Co.	4,681,418	147,745,552
Eli Lilly & Co.	4,186,186	233,924,074
Forest Laboratories, Inc.(1)	56,729	2,589,679
GlaxoSmithKline PLC (ADR)	426,642	22,343,242
Johnson & Johnson	3,958,968	243,951,608
King Pharmaceuticals, Inc.(1)	152,305	3,116,160
Merck & Co., Inc.	2,329,205	115,994,409
Mylan Laboratories, Inc.	27,992	509,174
Novo Nordisk A/S (ADR)	214,531	23,310,938
Pfizer, Inc.	12,293,558	314,346,278
Schering-Plough Corp.	1,740,623	52,984,564

Security	Shares	Value
Pharmaceuticals (continued)
Shering AG (ADR)	25,000	$3,493,192
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	69,142,838
Watson Pharmaceuticals, Inc.(1)	562,702	18,304,696
Wyeth	944,631	54,165,142
		$1,521,967,679
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,613,733
		$3,613,733
Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	64,027	$1,820,288
Burlington Northern Santa Fe Corp.	214,724	18,281,601
CSX Corp.	43,833	1,975,992
Kansas City Southern(1)	6,815	255,835
Norfolk Southern Corp.	3,090	162,441
Union Pacific Corp.	67,300	7,749,595
		$30,245,752
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	600,378	$22,598,228
Applied Materials, Inc.	1,094,431	21,746,344
Broadcom Corp., Class A(1)	1,032,709	30,206,738
Cypress Semiconductor Corp.(1)	52,742	1,228,361
Intel Corp.	11,146,883	264,849,940
KLA-Tencor Corp.	148,373	8,153,096
Linear Technology Corp.	427,148	15,454,215
LSI Corp.(1)	141,203	1,060,435
Maxim Integrated Products, Inc.	263,099	8,790,138
Skyworks Solutions, Inc.(1)	98,685	725,335
Teradyne, Inc.(1)	7,248	127,420
Texas Instruments, Inc.	3,066,390	115,388,256
Verigy, Ltd.(1)(2)	4,274	122,279
Xilinx, Inc.	24,533	656,748
		$491,107,533
Software — 2.0%
Adobe Systems, Inc.(1)	489,938	$19,671,011
CA, Inc.	40,728	1,052,004
Compuware Corp.(1)	150,944	1,790,196
Electronic Arts, Inc.(1)	21,405	1,012,885
Fair Isaac Corp.	2	80
Intuit, Inc.(1)	985,017	29,629,311
Jack Henry & Associates, Inc.	119,142	3,067,907

See notes to financial statements
22

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software (continued)
Microsoft Corp.	7,219,748	$212,765,974
Oracle Corp.(1)	6,643,139	130,936,270
SAP AG (ADR)	400,000	20,428,000
Symantec Corp.(1)	225,686	4,558,857
Wind River Systems, Inc.(1)	59,479	654,269
		$425,566,764
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	5,929	$432,698
AutoNation, Inc.(1)	245,966	5,519,477
Best Buy Co., Inc.	173,415	8,093,278
Gap, Inc. (The)	599,138	11,443,536
Home Depot, Inc.	4,426,452	174,180,886
Limited Brands, Inc.	601,248	16,504,258
Lowe's Companies, Inc.	1,856,972	56,990,471
Payless ShoeSource, Inc.(1)	23,100	728,805
RadioShack Corp.	437,915	14,512,503
Sherwin-Williams Co. (The)	18,020	1,197,789
Staples, Inc.	275,430	6,535,954
TJX Companies, Inc. (The)	1,716,834	47,212,935
		$343,352,590
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.(1)	727,556	$34,478,879
Hanesbrands, Inc.(1)	559,410	15,120,852
Nike, Inc., Class B	3,058,444	178,276,701
		$227,876,432
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	303,390	$19,820,469
Freddie Mac	146,695	8,904,387
MGIC Investment Corp.	95,045	5,404,259
Washington Mutual, Inc.	627,728	26,766,322
		$60,895,437
Tobacco — 0.2%
Altria Group, Inc.	579,403	$40,639,326
		$40,639,326

Security	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	391,179	$12,728,965
		$12,728,965
Wireless Telecommunication Services — 0.7%
Alltel Corp.	1,362,446	$92,033,227
SprintNextel Corp.	1,744,624	36,131,163
Telephone & Data Systems, Inc., Special Shares	25,844	1,487,322
Telephone and Data Systems, Inc.	25,844	1,617,059
Vodafone Group PLC (ADR)	305,078	10,259,773
		$141,528,544
Total Common Stocks (identified cost $13,938,084,285)		$20,823,776,905
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)(2)	18,106	$3,078
		$3,078
Total Warrants (identified cost $0)		$3,078
Other Issues — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$266
		$266

See notes to financial statements
23

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Total Other Issues (identified cost $39,407)		$266
Short-Term Investments — 0.9%
Description	Shares / Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(6)(7)	51,035	$51,034,581
Investment in Cash Management Portfolio, 4.82%(6)	142,862	142,861,655
Total Short-Term Investments (identified cost, $193,896,236)		$193,896,236
Total Investments — 100.1% (identified cost $14,148,645,997)		$21,017,676,485
Other Assets, Less Liabilities — (0.1)%		$(29,303,374)
Net Assets — 100.0%		$20,988,373,111

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  All or a portion of these securities were on loan at June 30, 2007.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $6,196,351 or 0.03% of the Portfolio's net assets.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(7)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements
24

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including $49,006,284 of securities on loan (identified cost, $13,954,749,761)	$20,823,780,249
Affiliated investments, at value (identified cost, $193,896,236)	193,896,236
Receivable for investments sold	1,114,185
Dividends and interest receivable	25,943,113
Interest receivable from affiliated investment	720,443
Securities lending income receivable	43,932
Tax reclaims receivable	2,136,939
Total assets	$21,047,635,097
Liabilities
Collateral for securities loaned	$51,034,581
Payable to affiliate for investment adviser fee	7,477,416
Payable to affiliate for Trustees' fees	9,032
Other accrued expenses	740,957
Total liabilities	$59,261,986
Net Assets applicable to investors' interest in Portfolio	$20,988,373,111
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,119,270,158
Net unrealized appreciation (computed on the basis of identified cost)	6,869,102,953
Total	$20,988,373,111

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $5,003,267)	$205,131,536
Interest	31,203
Security lending income, net	910,937
Interest income allocated from affiliated investment	2,348,076
Expenses allocated from affiliated investment	(219,233)
Total investment income	$208,202,519
Expenses
Investment adviser fee	$43,993,696
Trustees' fees and expenses	15,070
Custodian fee	1,229,113
Legal and accounting services	50,301
Miscellaneous	235,300
Total expenses	$45,523,480
Deduct — Reduction of custodian fee	$90
Total expense reductions	$90
Net expenses	$45,523,390
Net investment income	$162,679,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$545,047,990
Foreign currency transactions	1,818
Net realized gain	$545,049,808
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$523,081,505
Foreign currency	16,972
Net change in unrealized appreciation (depreciation)	$523,098,477
Net realized and unrealized gain	$1,068,148,285
Net increase in net assets from operations	$1,230,827,414

See notes to financial statements
25

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$162,679,129	$269,527,217
Net realized gain from investment transactions and foreign currency transactions	545,049,808	644,738,498
Net change in unrealized appreciation (depreciation) of investments and foreign currency	523,098,477	1,577,971,043
Net increase in net assets from operations	$1,230,827,414	$2,492,236,758
Capital transactions — Contributions	$861,862,180	$1,447,009,081
Withdrawals	(1,491,608,730)	(2,584,560,445)
Net decrease in net assets from capital transactions	$(629,746,550)	$(1,137,551,364)
Net increase in net assets	$601,080,864	$1,354,685,394
Net Assets
At beginning of period	$20,387,292,247	$19,032,606,853
At end of period	$20,988,373,111	$20,387,292,247

See notes to financial statements
26

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Net investment income	1.59	%(1)	1.39%	1.25	%(2)	1.18	%(2)	1.05%	0.85%
Portfolio Turnover(3)	1%		1%	0	%(4)	3%		15%	23%
Total Return	6.14	%(5)	13.69%	4.70%		9.67%		23.88%	(19.52)%
Net assets, end of period (000's omitted)	$20,988,373		$20,387,292	$19,032,607		$19,141,142		$17,609,589	$14,571,522

(1)  Annualized.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(3)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(4)  Amounts to less than 1%.

(5)  Not annualized.

See notes to financial statements
27

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin

28

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities equivalent in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close covered short sales against-the-box by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

29

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $44,209,620, of which $215,924 was allocated from Cash Management and $43,993,696 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.43% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2007, purchases and sales of investments, other than short-term obligations, aggregated $276,589,570 and $277,498,109, respectively. In addition, investments having an aggregate market value of $1,054,434,082 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $476,351,689, during the six months ended June 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007 as computed on a federal income tax basis were as follows:

Aggregate cost	$4,426,826,332
Gross unrealized appreciation	$16,590,975,796
Gross unrealized depreciation	(125,643)
Net unrealized appreciation	$16,590,850,153

Unrealized appreciation on foreign currency is $72,465.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2007.

30

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $446,478 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $49,006,284 and $51,034,581, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

31

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the

32

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen , fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.2 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-,three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

33

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets of $25 billion and over. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

34

Eaton Vance Tax-Managed Growth Fund 1.2

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Growth Fund 1.2

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

35

Eaton Vance Tax-Managed Growth Fund 1.2

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President and
Co-Portfolio Manager
Thomas E. Faust Jr.
Vice President and Trustee
Lewis R. Piantedosi
Vice President and
Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty James B. Hawkes Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

36

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.2
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1088-8/07  TGSRC1.2

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 10, 2007

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	August 10, 2007